                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6102
-------------------------------------------------------------------------------

                              MFS SERIES TRUST VI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                                MFS(R) GLOBAL TOTAL RETURN FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          6
--------------------------------------------------------------
EXPENSE TABLE                                                9
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    11
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         24
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     27
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         29
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        31
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               41
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     54
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       55
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               61
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       66
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              66
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     66
--------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                       67
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

SIPC CONTACT INFORMATION:

You may obtain information about the Securities Investor Protection Corporation ("SIPC"), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC's website address (www.sipc.org).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                       10/31/07
                                                                        MWT-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              58.9%
              Bonds                                      35.9%
              Cash & Other Net Assets                     5.2%

              TOP TEN HOLDINGS (i)

              Kingdom of Spain, 5.35%, 2011               2.5%
              ------------------------------------------------
              Republic of France, 6%, 2025                1.7%
              ------------------------------------------------
              NESTLE S.A.                                 1.7%
              ------------------------------------------------
              Republic of Austria, 5%, 2012               1.7%
              ------------------------------------------------
              TOTAL S.A., ADR                             1.6%
              ------------------------------------------------
              Federal Republic of Germany, 6.25%, 2030    1.5%
              ------------------------------------------------
              Lockheed Martin Corp.                       1.4%
              ------------------------------------------------
              Japan Finance Corp. for Municipal
              Enterprises, 2%, 2016                       1.3%
              ------------------------------------------------
              GlaxoSmithKline PLC                         1.3%
              ------------------------------------------------
              U.S. Treasury Notes, TIPS, 2%, 2014         1.3%
              ------------------------------------------------

              FIXED INCOME SECTORS (i)

              Non-U.S. Government Bonds                  26.6%
              ------------------------------------------------
              U.S. Treasury Securities                    2.9%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       2.5%
              ------------------------------------------------
              Mortgage-Backed Securities                  1.6%
              ------------------------------------------------
              Emerging Market Bonds                       1.5%
              ------------------------------------------------
              U.S. Government Agencies                    0.8%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         13.8%
              ------------------------------------------------
              Consumer Staples                            6.7%
              ------------------------------------------------
              Energy                                      6.4%
              ------------------------------------------------
              Utilities & Communications                  6.3%
              ------------------------------------------------
              Health Care                                 6.1%
              ------------------------------------------------
              Industrial Goods & Services                 4.6%
              ------------------------------------------------
              Technology                                  3.5%
              ------------------------------------------------
              Autos & Housing                             2.9%
              ------------------------------------------------
              Leisure                                     2.6%
              ------------------------------------------------
              Basic Materials                             2.4%
              ------------------------------------------------
              Retailing                                   1.8%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Special Products & Services                 0.8%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              38.5%
              ------------------------------------------------
              Japan                                      14.5%
              ------------------------------------------------
              United Kingdom                             10.0%
              ------------------------------------------------
              Germany                                     6.7%
              ------------------------------------------------
              France                                      5.7%
              ------------------------------------------------
              Switzerland                                 3.9%
              ------------------------------------------------
              Netherlands                                 3.8%
              ------------------------------------------------
              Spain                                       3.1%
              ------------------------------------------------
              Austria                                     2.1%
              ------------------------------------------------
              Other Countries                            11.7%
              ------------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 10/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2007, Class A shares of the MFS Global Total Return Fund provided a total return of 13.89%, at net asset value. This compares with a return of 20.97% for the fund's benchmark, the MSCI World Index. The fund's other benchmark, a blended benchmark comprised of 60% of the MSCI World Index and 40% of the JPMorgan Global Government Bond Index, which closely resembles the equity and fixed income allocations of the fund, generated a total return of 16.19%.

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world. Despite seemingly robust growth rates during the second and third quarters of 2007, underlying economic activity in the U.S. remains muted relative to other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the strong global growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. During the reporting period, global central banks tightened monetary conditions, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields declined and credit spreads widened. While credit conditions improved somewhat by late October as the Federal Reserve Board cut interest rates, the level of market turbulence remains significant. Increased market volatility has also been exacerbated by U.S. home foreclosures, falling housing prices, and a weakening trend in the labor market. Despite increased volatility across all asset classes and the widening in credit spreads, global equity markets remained elevated, generally having erased losses incurred earlier in the summer.

DETRACTORS FROM PERFORMANCE

Within the equity portion of the fund, a combination of stock selection and an underweighted position in the basic materials sector held back performance relative to the MSCI World Index. Not holding strong-performing mining giant BHP Billiton (U.K.) negatively affected relative performance. Strong demand for a variety of metals commodities, spurred, in part, by the development of China and India led to significant revenue and earnings upside and resulted in strong share price appreciation for their stock over the reporting period.

Security selection within the health care sector also detracted from performance. The fund's positioning in pharmaceutical firm Novartis (Switzerland) dampened results as this stock underperformed the benchmark.

Underweighting the special products and services sector and, to a lesser extent, security selection, was another negative for relative performance. No individual securities within this sector were among the fund's top detractors.

Several of our holdings in the financial services sector were among the fund's top detractors during the reporting period. These included insurance company Allstate, consumer finance firm Aiful (Japan), financial services firm Bank of America, and banking firm Credit Agricole (France). Investor concerns regarding recent trends in Allstate's auto insurance business put pressure on its shares during the period. Shares of Aiful suffered following regulatory changes which capped their maximum lending rate on consumer loans and provided consumers an opportunity to receive refunds for "excess" interest they had been charged by Aiful.

Elsewhere, the fund's positioning in retailer Macy's and home improvements products maker Masco, and not holding computer company Apple also hurt relative performance.

The cash position in the equity portion of the fund was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's equity benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

During the reporting period, currency exposure in the equity portion of the fund was also a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Within the fixed income portion of the fund, our Japanese yen position detracted from performance. More recently, as swap and credit spreads have widened, the fund's "AAA" rated commercial mortgage-backed securities, small business association, and emerging markets debt holdings detracted from the fund's performance.

CONTRIBUTORS TO PERFORMANCE

Within the equity portion of the fund, security selection and, to a lesser extent, our overweighting in the utilities and communications sector benefited relative performance. Our holdings in voice and data communications services company Vodafone (U.K.) performed particularly well within this sector. Better-than-expected results, and the company's significant free-cash flow generation attracted the attention of investors during the period. Our positioning in power and gas company E.ON (Germany) and telecommunications firm Telefonica (Spain) also helped performance over the reporting period.

Stock selection in the energy sector was another positive factor. The fund's holdings of global integrated energy company Hess and oil and gas company ConocoPhillips(aa) bolstered performance as both stocks significantly outpaced the fund's benchmark.

A combination of security selection and underweighting the retailing sector was another positive contributor to relative performance. No individual securities within this sector were among the fund's top contributors.

Several individual holdings significantly aided relative performance, including agricultural equipment manufacturer Deere & Co, food company Nestle (Switzerland), agrichemical products maker Syngenta (Switzerland), mechanical engineering firm GEA(aa), and branded beverage and confectionary manufacturer Cadbury Schweppes (U.K.)(g). Deere & Co's stock price gain was driven by strong capital management and better-than-expected results throughout the period which pushed its shares up in excess of the market. Nestle's better-than-expected financial results were due, in part, to strong revenue growth and margin expansion over the reporting period.

Within the fixed income portion of the fund, our currency exposure contributed modestly to performance. Our underweighted position in U.S. dollars versus our overweight in the Euro benefited the fund. Our duration(d) stance in Europe and to a lesser extent Japan added to relative results over the reporting period.

Respectfully,

Nevin Chitkara               Steven Gorham                Matthew Ryan
Portfolio Manager            Portfolio Manager            Portfolio Manager

Erik Weisman                 Barnaby Wiener
Portfolio Manager            Portfolio Manager

(aa) Security is not a benchmark constituent.
 (d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                                       60% MSCI World
                  MFS Global Total                   Index/40% JPMorgan
                    Return Fund-          MSCI       Global Government
                       Class A        World Index        Bond Index
      10/97            $ 9,425          $10,000            $10,000
      10/98             10,772           11,569             11,518
      10/99             11,306           14,499             13,060
      10/00             12,184           14,701             12,946
      10/01             11,406           10,990             11,325
      10/02             11,289            9,396             10,751
      10/03             13,106           11,682             12,952
      10/04             15,326           13,290             14,572
      10/05             16,592           15,126             15,665
      10/06             19,184           18,441             18,013
      10/07             21,848           22,308             20,929

TOTAL RETURNS THROUGH 10/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr        5-yr        10-yr
----------------------------------------------------------------------------
         A                9/04/90             13.89%      14.12%       8.77%
----------------------------------------------------------------------------
         B                9/07/93             13.16%      13.36%       8.06%
----------------------------------------------------------------------------
         C                1/03/94             13.12%      13.35%       8.06%
----------------------------------------------------------------------------
         I                1/02/97             14.31%      14.51%       9.17%
----------------------------------------------------------------------------
         R               12/31/02             13.72%      13.96%       8.70%
----------------------------------------------------------------------------
        R1                4/01/05             13.00%      13.30%       8.03%
----------------------------------------------------------------------------
        R2                4/01/05             13.42%      13.51%       8.13%
----------------------------------------------------------------------------
        R3               10/31/03             13.57%      13.64%       8.19%
----------------------------------------------------------------------------
        R4                4/01/05             13.84%      14.08%       8.76%
----------------------------------------------------------------------------
        R5                4/01/05             14.13%      14.26%       8.84%
----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmarks
----------------------------------------------------------------------------
MSCI World Index (f)                          20.97%      18.88%       8.35%
----------------------------------------------------------------------------
60% MSCI World Index/40% JPMorgan
Global Government Bond Index (f)              16.19%      14.25%       7.67%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
----------------------------------------------------------------------------
         A                                     7.34%      12.77%       8.13%
    With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
         B                                     9.16%      13.12%       8.06%
    With CDSC (Declining over six years
    from 4% to 0%) (x)
----------------------------------------------------------------------------
         C                                    12.12%      13.35%       8.06%
    With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITIONS

JPMorgan Global Government Bond Index - measures the performance of developed government bond markets around the world.

Morgan Stanley Capital International (MSCI) World Index - a market capitalization index that is designed to measure equity market performance in the global developed markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for Classes R, R4, and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
May 1, 2007 through October 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio       5/01/07        10/31/07        10/31/07
--------------------------------------------------------------------------------
        Actual              1.30%      $1,000.00       $1,057.57         $6.74
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.30%      $1,000.00       $1,018.65         $6.61
--------------------------------------------------------------------------------
        Actual              1.95%      $1,000.00       $1,053.63        $10.09
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.95%      $1,000.00       $1,015.38         $9.91
--------------------------------------------------------------------------------
        Actual              1.95%      $1,000.00       $1,053.71        $10.09
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.95%      $1,000.00       $1,015.38         $9.91
--------------------------------------------------------------------------------
        Actual              0.95%      $1,000.00       $1,059.13         $4.93
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.95%      $1,000.00       $1,020.42         $4.84
--------------------------------------------------------------------------------
        Actual              1.45%      $1,000.00       $1,056.30         $7.52
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.45%      $1,000.00       $1,017.90         $7.38
--------------------------------------------------------------------------------
        Actual              2.05%      $1,000.00       $1,053.52        $10.61
 R1     ------------------------------------------------------------------------
        Hypothetical (h)    2.05%      $1,000.00       $1,014.87        $10.41
--------------------------------------------------------------------------------
        Actual              1.70%      $1,000.00       $1,054.70         $8.80
 R2     ------------------------------------------------------------------------
        Hypothetical (h)    1.70%      $1,000.00       $1,016.64         $8.64
--------------------------------------------------------------------------------
        Actual              1.60%      $1,000.00       $1,055.79         $8.29
 R3     ------------------------------------------------------------------------
        Hypothetical (h)    1.60%      $1,000.00       $1,017.14         $8.13
--------------------------------------------------------------------------------
        Actual              1.35%      $1,000.00       $1,056.90         $7.00
 R4     ------------------------------------------------------------------------
        Hypothetical (h)    1.35%      $1,000.00       $1,018.40         $6.87
--------------------------------------------------------------------------------
        Actual              1.05%      $1,000.00       $1,058.26         $5.45
 R5     ------------------------------------------------------------------------
        Hypothetical (h)    1.05%      $1,000.00       $1,019.91         $5.35
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 58.9%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Aerospace - 2.4%
-----------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                    85,670      $  9,427,127
Northrop Grumman Corp.                                                                   40,740         3,406,679
United Technologies Corp.                                                                51,170         3,919,110
                                                                                                     ------------
                                                                                                     $ 16,752,916
-----------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------------------------
Heineken N.V.                                                                            52,560      $  3,681,676
-----------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
-----------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                          54,010      $  3,578,703
-----------------------------------------------------------------------------------------------------------------
Automotive - 1.3%
-----------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                              73,910      $  4,955,302
Continental AG                                                                           20,174         3,054,175
Johnson Controls, Inc.                                                                   29,140         1,274,001
                                                                                                     ------------
                                                                                                     $  9,283,478
-----------------------------------------------------------------------------------------------------------------
Broadcasting - 1.5%
-----------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                             1,096      $  2,210,808
Nippon Television Network Corp.                                                           8,870         1,145,187
Viacom, Inc., "B" (a)                                                                    49,033         2,024,573
Vivendi S.A.                                                                             65,480         2,951,432
WPP Group PLC                                                                           130,850         1,788,071
                                                                                                     ------------
                                                                                                     $ 10,120,071
-----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.1%
-----------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                 13,890      $  1,801,255
Goldman Sachs Group, Inc.                                                                18,170         4,504,706
Lehman Brothers Holdings, Inc.                                                           19,510         1,235,763
                                                                                                     ------------
                                                                                                     $  7,541,724
-----------------------------------------------------------------------------------------------------------------
Business Services - 0.8%
-----------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                      48,600      $  1,897,830
Bunzl PLC                                                                               111,490         1,679,000
USS Co. Ltd.                                                                             25,070         1,639,437
                                                                                                     ------------
                                                                                                     $  5,216,267
-----------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%
-----------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                     58,950      $  4,405,923
Syngenta AG                                                                              16,580         3,989,265
                                                                                                     ------------
                                                                                                     $  8,395,188
-----------------------------------------------------------------------------------------------------------------
Computer Software - 0.5%
-----------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                        144,270      $  3,198,466
-----------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.9%
-----------------------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                                            309,000      $  2,437,158
Hewlett-Packard Co.                                                                      36,740         1,898,723
International Business Machines Corp.                                                    13,920         1,616,390
                                                                                                     ------------
                                                                                                     $  5,952,271
-----------------------------------------------------------------------------------------------------------------
Construction - 1.6%
-----------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                  91,310      $  3,488,006
Geberit AG                                                                               10,519         1,419,876
Masco Corp.                                                                             129,840         3,126,547
Sekisui Chemical Co. Ltd.                                                               252,000         1,721,732
Toll Brothers, Inc. (a)                                                                  70,680         1,619,279
                                                                                                     ------------
                                                                                                     $ 11,375,440
-----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.3%
-----------------------------------------------------------------------------------------------------------------
Henkel KGaA, IPS                                                                         98,440      $  5,029,529
Kao Corp.                                                                               126,000         3,615,931
Procter & Gamble Co.                                                                     61,740         4,292,165
Uni-Charm Corp.                                                                          53,800         3,205,728
                                                                                                     ------------
                                                                                                     $ 16,143,353
-----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.4%
-----------------------------------------------------------------------------------------------------------------
Legrand S.A.                                                                             82,790      $  3,060,489
OMRON Corp.                                                                              89,000         2,179,946
Rockwell Automation, Inc.                                                                15,500         1,067,640
Spectris PLC                                                                             76,960         1,389,667
W.W. Grainger, Inc.                                                                      20,910         1,880,227
                                                                                                     ------------
                                                                                                     $  9,577,969
-----------------------------------------------------------------------------------------------------------------
Electronics - 2.1%
-----------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                             137,550      $  3,700,095
Konica Minolta Holdings, Inc.                                                           128,500         2,266,985
Ricoh Co. Ltd.                                                                           70,000         1,380,664
Samsung Electronics Co. Ltd.                                                              5,242         3,254,590
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                        400,981         4,270,448
                                                                                                     ------------
                                                                                                     $ 14,872,782
-----------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.1%
-----------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                             27,180      $  2,821,556
Devon Energy Corp.                                                                       29,340         2,740,356
EOG Resources, Inc.                                                                      24,050         2,130,830
                                                                                                     ------------
                                                                                                     $  7,692,742
-----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 5.1%
-----------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                           34,040      $  2,892,038
Exxon Mobil Corp.                                                                        62,700         5,767,773
Hess Corp.                                                                               50,980         3,650,678
Royal Dutch Shell PLC, "A"                                                              184,870         8,100,181
Statoil A.S.A.                                                                          116,950         3,959,824
TOTAL S.A., ADR                                                                         139,010        11,205,596
                                                                                                     ------------
                                                                                                     $ 35,576,090
-----------------------------------------------------------------------------------------------------------------
Food & Beverages - 2.7%
-----------------------------------------------------------------------------------------------------------------
CSM N.V.                                                                                 40,357      $  1,408,763
Kellogg Co.                                                                              41,200         2,174,948
Nestle S.A.                                                                              24,875        11,496,984
Nong Shim Co. Ltd.                                                                        5,220         1,156,207
PepsiCo, Inc.                                                                            29,920         2,205,702
                                                                                                     ------------
                                                                                                     $ 18,442,604
-----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.6%
-----------------------------------------------------------------------------------------------------------------
CVS Caremark Corp.                                                                       42,750      $  1,785,667
Lawson, Inc. (l)                                                                         70,100         2,425,216
                                                                                                     ------------
                                                                                                     $  4,210,883
-----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.4%
-----------------------------------------------------------------------------------------------------------------
UPM-Kymmene Corp.                                                                       136,500      $  3,058,470
-----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.4%
-----------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                             72,830      $  3,122,950
-----------------------------------------------------------------------------------------------------------------
General Merchandise - 0.5%
-----------------------------------------------------------------------------------------------------------------
Macy's, Inc.                                                                            100,310      $  3,212,929
-----------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.6%
-----------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                                      49,600      $  3,929,808
-----------------------------------------------------------------------------------------------------------------
Insurance - 3.2%
-----------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                          122,840      $  6,436,816
Aviva PLC                                                                               144,630         2,274,412
Benfield Group PLC                                                                      184,450         1,166,195
Genworth Financial, Inc., "A"                                                            57,650         1,573,845
Hartford Financial Services Group, Inc.                                                  23,720         2,301,552
Jardine Lloyd Thompson Group PLC                                                        217,830         1,736,572
MetLife, Inc.                                                                            70,050         4,822,942
Prudential Financial, Inc.                                                               15,780         1,526,242
                                                                                                     ------------
                                                                                                     $ 21,838,576
-----------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
-----------------------------------------------------------------------------------------------------------------
Heiwa Corp. (l)                                                                          72,900      $    820,637
NAMCO BANDAI Holdings, Inc. (l)                                                          76,500         1,172,942
Sankyo Co. Ltd.                                                                          21,800           929,624
                                                                                                     ------------
                                                                                                     $  2,923,203
-----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
-----------------------------------------------------------------------------------------------------------------
Assa Abloy AB, "B" (l)                                                                  141,750      $  2,969,381
Deere & Co.                                                                               8,140         1,260,886
GEA Group AG (a)                                                                         38,840         1,458,888
                                                                                                     ------------
                                                                                                     $  5,689,155
-----------------------------------------------------------------------------------------------------------------
Major Banks - 4.9%
-----------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                   133,496      $  6,445,187
Bank of New York Mellon Corp.                                                           107,848         5,268,375
Credit Agricole S.A.                                                                    157,824         6,246,254
PNC Financial Services Group, Inc.                                                       34,990         2,524,878
Royal Bank of Scotland Group PLC                                                        484,062         5,204,123
State Street Corp.                                                                       18,460         1,472,554
SunTrust Banks, Inc.                                                                     26,780         1,944,228
Svenska Handelsbanken AB, "A"                                                            67,100         2,224,671
UniCredito Italiano S.p.A.                                                              274,000         2,344,475
                                                                                                     ------------
                                                                                                     $ 33,674,745
-----------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
-----------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                       59,395      $  4,097,119
-----------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
-----------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                      570,000      $  2,548,831
-----------------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
-----------------------------------------------------------------------------------------------------------------
Fugro N.V.                                                                               19,780      $  1,735,500
-----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.6%
-----------------------------------------------------------------------------------------------------------------
Aiful Corp. (l)                                                                          67,500      $  1,593,561
American Express Co.                                                                     35,930         2,189,933
Bangkok Bank Public Co. Ltd.                                                            415,500         1,568,725
Citigroup, Inc.                                                                          85,476         3,581,444
DNB Holding A.S.A.                                                                      161,800         2,669,818
Fannie Mae                                                                               65,790         3,752,662
Hachijuni Bank Ltd.                                                                     166,000         1,267,453
Hana Financial Group, Inc.                                                               50,010         2,548,269
ING Groep N.V.                                                                          133,760         6,021,311
Joyo Bank Ltd. (l)                                                                      163,000         1,008,101
Sapporo Hokuyo Holdings, Inc.                                                               114         1,172,621
Shizuoka Bank Ltd.                                                                      130,000         1,360,466
Takefuji Corp.                                                                           47,380         1,208,024
Unione di Banche Italiane Scpa                                                           62,543         1,740,591
                                                                                                     ------------
                                                                                                     $ 31,682,979
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.5%
-----------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                    70,500      $  3,112,002
GlaxoSmithKline PLC                                                                     346,610         8,931,778
Hisamitsu Pharmaceutical Co., Inc.                                                       65,800         1,810,654
Johnson & Johnson                                                                        81,580         5,316,569
Merck & Co., Inc.                                                                        61,500         3,582,990
Novartis AG                                                                             110,740         5,898,728
Pfizer, Inc.                                                                             57,910         1,425,165
Roche Holding AG                                                                         22,840         3,902,619
Wyeth                                                                                    76,660         3,727,976
                                                                                                     ------------
                                                                                                     $ 37,708,481
-----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
-----------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                       179,150      $  2,341,815
-----------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
-----------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                       20,040      $  1,746,486
-----------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.2%
-----------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                            15,430      $  1,318,956
-----------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
-----------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermaerkte Holding AG (l)                                       32,360      $  1,171,376
-----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.7%
-----------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                  394      $  2,984,031
Sprint Nextel Corp.                                                                      97,830         1,672,893
Vodafone Group PLC                                                                    1,860,205         7,318,108
                                                                                                     ------------
                                                                                                     $ 11,975,032
-----------------------------------------------------------------------------------------------------------------
Telephone Services - 2.3%
-----------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                               38,530      $  1,610,169
Embarq Corp.                                                                             25,911         1,371,210
Royal KPN N.V.                                                                          199,140         3,760,214
Telefonica S.A.                                                                         144,200         4,765,985
Telekom Austria AG                                                                      112,430         3,228,423
TELUS Corp. (non-voting shares)                                                          15,483           900,011
                                                                                                     ------------
                                                                                                     $ 15,636,012
-----------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%
-----------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                      116,330      $  8,483,947
-----------------------------------------------------------------------------------------------------------------
Trucking - 0.7%
-----------------------------------------------------------------------------------------------------------------
TNT N.V.                                                                                119,230      $  4,883,074
-----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.9%
-----------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                 26,352      $  2,414,634
E.ON AG                                                                                  30,270         5,921,987
FPL Group, Inc.                                                                          36,640         2,506,909
United Utilities PLC                                                                    134,020         2,035,031
                                                                                                     ------------
                                                                                                     $ 12,878,561
-----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $325,479,299)                                                  $407,270,628
-----------------------------------------------------------------------------------------------------------------

Bonds - 32.6%
-----------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.4%
-----------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.362%, 2023 (n)                         CAD       560,000      $    559,580
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                 $     1,700,000         1,687,975
Commercial Mortgage Asset Trust, FRN, 0.877%, 2032 (i)(n)                            17,184,833           556,050
Commercial Mortgage Pass-Through Certificates, FRN, 5.281%, 2017 (n)                  1,400,000         1,397,660
Commercial Mortgage Pass-Through Certificates, FRN, 5.291%, 2017 (n)                  2,100,000         2,091,409
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                   478,292           469,685
First Union National Bank Commercial Mortgage Trust, FRN,
0.935%, 2043 (i)(n)                                                                  25,052,773           635,722
IMPAC CMB Trust, FRN, 5.222%, 2036                                                    1,886,834         1,836,779
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                        398,186           389,291
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                       270,000           262,592
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.21%, 2041                 1,870,062         1,848,856
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.221%, 2044                  570,000           557,213
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN,
5.251%, 2018 (n)                                                                        377,977           377,926
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                1,250,000         1,202,148
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                              670,000           671,492
Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047                              680,000           669,960
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                            1,700,000         1,679,853
                                                                                                     ------------
                                                                                                     $ 16,894,191
-----------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.6%
-----------------------------------------------------------------------------------------------------------------
Codelco, Inc., 6.15%, 2036                                                      $       532,000      $    540,539
Gazprom International S.A., 7.201%, 2020                                              1,364,138         1,402,646
Gazprom International S.A., 6.51%, 2022 (n)                                             570,000           558,600
Pemex Project Funding Master Trust, 5.75%, 2018 (z)                                     251,000           253,133
Petronas Capital Ltd., 7.875%, 2022                                                   1,296,000         1,573,726
                                                                                                     ------------
                                                                                                     $  4,328,644
-----------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.7%
-----------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.389%, 2012                                        $     1,269,375      $  1,152,239
Republic of South Africa, 5.875%, 2022                                                  531,000           533,867
United Mexican States, 5.625%, 2017                                                   1,524,000         1,546,098
United Mexican States, 6.75%, 2034                                                    1,252,000         1,400,362
                                                                                                     ------------
                                                                                                     $  4,632,566
-----------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 6.0%
-----------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                              CAD     1,649,000      $  1,753,257
Development Bank of Japan, 1.75%, 2010                                        JPY   195,000,000         1,727,324
Development Bank of Japan, 1.4%, 2012                                         JPY   718,000,000         6,289,682
Development Bank of Japan, 1.6%, 2014                                         JPY   390,000,000         3,450,389
Development Bank of Japan, 1.05%, 2023                                        JPY 1,026,000,000         7,738,804
Development Bank of Japan, 2.3%, 2026                                         JPY   440,000,000         3,873,889
Eksportfinans A.S.A., 1.6%, 2014                                              JPY   512,000,000         4,502,332
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                       JPY 1,010,000,000         9,117,748
KfW Bankengruppe, 1.35%, 2014                                                 JPY   357,000,000         3,111,748
                                                                                                     ------------
                                                                                                     $ 41,565,173
-----------------------------------------------------------------------------------------------------------------
International Market Sovereign - 17.4%
-----------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                      EUR     5,375,000      $  8,011,567
Federal Republic of Germany, 3.75%, 2015                                      EUR     2,437,000         3,437,139
Federal Republic of Germany, 6.25%, 2030                                      EUR     5,499,000         9,860,600
Government of Canada, 4.5%, 2015                                              CAD     2,240,000         2,402,814
Government of Japan, 1.7%, 2017                                               JPY   289,000,000         2,540,147
Kingdom of Belgium, 5.5%, 2017                                                EUR     5,200,000         8,212,932
Kingdom of Denmark, 4%, 2015                                                  DKK     8,385,000         1,600,928
Kingdom of Netherlands, 3.75%, 2014                                           EUR     3,198,000         4,515,183
Kingdom of Spain, 5.35%, 2011                                                 EUR    11,212,000        16,941,025
Kingdom of Sweden, 4.5%, 2015                                                 SEK    10,515,000         1,681,492
Quebec Province, 1.6%, 2013                                                   JPY   302,000,000         2,656,788
Republic of Austria, 5%, 2012 (z)                                             EUR     7,530,000        11,284,582
Republic of Finland, 5.375%, 2013                                             EUR     3,428,000         5,258,561
Republic of France, 6%, 2025                                                  EUR     6,917,000        11,841,446
Republic of France, 4.75%, 2035                                               EUR     2,619,000         3,905,430
Republic of Ireland, 4.6%, 2016                                               EUR     3,856,000         5,704,960
United Kingdom Treasury, 9%, 2011                                             GBP     1,230,000         2,897,172
United Kingdom Treasury, 8%, 2015                                             GBP     3,197,000         7,972,620
United Kingdom Treasury, 8%, 2021                                             GBP     1,421,000         3,852,843
United Kingdom Treasury, 4.25%, 2036                                          GBP     2,832,000         5,623,055
                                                                                                     ------------
                                                                                                     $120,201,284
-----------------------------------------------------------------------------------------------------------------
Mortgage Backed - 1.6%
-----------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.517%, 2013                                                        $        83,109      $     81,016
Fannie Mae, 5.37%, 2013                                                                 272,723           275,288
Fannie Mae, 4.78%, 2015                                                                 363,363           353,667
Fannie Mae, 4.79%, 2015                                                                 378,708           368,912
Fannie Mae, 4.856%, 2015                                                                286,992           277,975
Fannie Mae, 4.98%, 2015                                                                 211,104           207,841
Fannie Mae, 5.09%, 2016                                                                 362,000           357,043
Fannie Mae, 5.423%, 2016                                                                345,291           348,464
Fannie Mae, 4.994%, 2017                                                                264,478           261,455
Fannie Mae, 5.05%, 2017                                                                 330,000           324,577
Fannie Mae, 5.32%, 2017                                                                 281,799           281,342
Fannie Mae, 5.5%, 2024                                                                  648,352           649,920
Fannie Mae, 5%, 2025                                                                  1,000,000           998,245
Freddie Mac, 4.5%, 2021                                                                 364,537           363,184
Freddie Mac, 5%, 2022 - 2027                                                          4,904,521         4,900,820
Freddie Mac, 4%, 2024                                                                   631,135           624,019
Freddie Mac, 5.5%, 2026                                                                 493,116           496,416
                                                                                                     ------------
                                                                                                     $ 11,170,184
-----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
-----------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011                                             $       611,000      $    616,346
-----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
-----------------------------------------------------------------------------------------------------------------
OJSC Vimpel-Communications, 8.25%, 2016                                         $       527,000      $    545,445
-----------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 0.8%
-----------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                          $     1,113,000      $  1,083,773
Small Business Administration, 5.09%, 2025                                              210,339           209,286
Small Business Administration, 5.21%, 2026                                            2,552,346         2,556,203
Small Business Administration, 5.31%, 2027                                            1,300,000         1,303,953
                                                                                                     ------------
                                                                                                     $  5,153,215
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 2.9%
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                   $     3,609,000      $  4,802,507
U.S. Treasury Notes, 4.75%, 2012                                                      1,322,000         1,355,050
U.S. Treasury Notes, 4%, 2015 (f)                                                     5,111,000         5,004,788
U.S. Treasury Notes, TIPS, 2%, 2014                                                   8,881,025         8,874,089
                                                                                                     ------------
                                                                                                     $ 20,036,434
-----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $216,311,424)                                                          $225,143,482
-----------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.0%
-----------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 4.95%, due 11/01/07, at
Amortized Cost and Value (t)(y)                                                 $    27,492,000      $ 27,492,000
-----------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 3.6%
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.94%, dated 10/31/07, due 11/01/07,
total to be received $24,848,409 (secured by various U.S.
Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account), at Cost                                $    24,845,000      $ 24,845,000
-----------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 0.9%
-----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., Repurchase Agreement, 4.83%,
dated 10/31/07, due 11/01/07, total to be received $6,705,183
(secured by various U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities in an individually
traded account), at Cost                                                        $     6,704,284      $  6,704,284
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $600,832,007) (k)                                                $691,455,394
-----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0%                                                                      (343,443)
-----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                  $691,111,951
-----------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of October 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $270,115,500 and 39.06% of market value. An independent pricing service provided an evaluated bid for 31.76% of the market value.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,176,947, representing 0.9%
    of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the
    Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                ACQUISITION         ACQUISITION         CURRENT        TOTAL % OF
RESTRICTED SECURITIES                              DATE                COST          MARKET VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
5.75%, 2018                                      10/17/07           $   249,283      $   253,133
Republic of Austria, 5%, 2012               1/07/05 - 10/24/07       10,428,875       11,284,582
-----------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                          $11,537,715          1.7%
-----------------------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:

ADR            American Depository Receipt
FRN            Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS            International Preference Stock
TIPS           Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar.
All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD            Australian Dollar
BRL            Brazilian Real
CAD            Canadian Dollar
CHF            Swiss Franc
CLP            Chilean Peso
DKK            Danish Krone
EUR            Euro
GBP            British Pound
IDR            Indonesian Rupiah
JPY            Japanese Yen
MXN            Mexican Peso
MYR            Malaysian Ringgit
NOK            Norwegian Krone
NZD            New Zealand Dollar
PHP            Philippine Peso
PLN            Polish Zloty
RUB            Russian Ruble
SEK            Swedish Krona
SGD            Singapore Dollar
TRY            Turkish Lira

DERIVATIVE CONTRACTS -

FUTURES CONTRACTS OUTSTANDING AT 10/31/07

                                                                                                    UNREALIZED
                                                                                  EXPIRATION       APPRECIATION
DESCRIPTION                               CONTRACTS             VALUE                DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Japan Government Bonds
10 yr (Long)                                  17             $20,048,825            Dec-07            $68,241

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 10/31/07

                                                                                                        NET
                                                                                                    UNREALIZED
                              CONTRACTS TO        SETTLEMENT        IN EXCHANGE     CONTRACTS      APPRECIATION
TYPE            CURRENCY    DELIVER/RECEIVE       DATE RANGE            FOR          AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
APPRECIATION
----------------------------------------------------------------------------------------------------------------
BUY               AUD            3,562,521         11/19/07          $3,082,605     $3,322,961          $240,356
BUY               BRL              737,011         11/13/07             406,089        423,750            17,661
BUY               CAD            3,316,214         11/13/07           3,350,158      3,505,657           155,499
BUY               CHF            1,570,640         12/03/07           1,351,216      1,361,294            10,078
BUY               CLP          201,763,141         11/26/07             399,927        409,428             9,501
BUY               DKK            9,416,092         12/10/07           1,808,705      1,833,134            24,429
BUY               EUR           38,511,028   11/19/07 - 12/19/07     54,067,679     55,873,035         1,805,356
BUY               GBP            2,647,967   12/14/07 - 12/19/07      5,318,461      5,503,215           184,754
BUY               JPY          659,170,835         11/13/07           5,654,547      5,725,278            70,731
SELL              JPY          325,809,675         11/13/07           2,851,259      2,829,845            21,414
BUY               MXN            7,460,775         12/18/07             672,414        696,056            23,642
BUY               MYR            1,405,435         11/27/07             418,658        421,755             3,097
BUY               NOK            3,757,065         12/14/07             670,988        699,968            28,980
BUY               NZD              967,525         11/19/07             705,849        746,345            40,496
BUY               PHP           36,446,709         11/19/07             824,108        833,726             9,618
BUY               PLN            2,235,234         11/30/07             836,508        894,666            58,158
BUY               RUB            9,863,866         11/26/07             396,617        399,874             3,257
BUY               SEK           18,471,538         11/13/07           2,732,881      2,909,984           177,103
BUY               SGD               13,205         11/23/07               9,038          9,144               106
BUY               TRY              486,553         11/16/07             403,477        415,413            11,936
                                                                                                     -----------
                                                                                                      $2,896,172
                                                                                                     ===========

DEPRECIATION
----------------------------------------------------------------------------------------------------------------
SELL              AUD              837,550         11/19/07            $711,733       $781,229          $(69,496)
SELL              CAD            3,370,280         11/13/07           3,450,757      3,562,810          (112,053)
SELL              CHF              799,116         12/03/07             680,000        692,604           (12,604)
SELL              DKK            7,019,834         12/10/07           1,333,375      1,366,628           (33,253)
SELL              EUR           28,196,799   12/14/07 - 12/19/07     39,433,563     40,918,422        (1,484,859)
SELL              GBP            4,469,688         12/14/07           9,038,275      9,290,494          (252,219)
BUY               IDR        3,736,769,078         11/27/07             410,860        409,898              (962)
BUY               JPY        4,695,381,399         11/13/07          40,949,857     40,782,090          (167,767)
SELL              JPY          701,314,168         11/13/07           6,075,872      6,091,316           (15,444)
SELL              MXN            7,586,550         12/18/07             690,000        707,791           (17,791)
SELL              NOK            3,802,190         12/14/07             700,000        708,375            (8,375)
SELL              NZD              967,526         11/19/07             685,724        746,346           (60,622)
SELL              PLN            2,235,234         11/30/07             879,923        894,666           (14,743)
SELL              SEK           10,727,537         11/13/07           1,649,277      1,690,004           (40,727)
                                                                                                     -----------
                                                                                                     $(2,290,915)
                                                                                                     ===========

At October 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $6,356,199 of securities on
loan (identified cost, $600,832,007)                                   $691,455,394
Receivable for forward foreign currency exchange contracts                2,896,172
Receivable for investments sold                                           8,477,069
Receivable for fund shares sold                                           1,283,408
Interest and dividends receivable                                         4,404,717
Receivable from investment adviser                                           75,784
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $708,592,544
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable to custodian                                                       $999,209
Payable for forward foreign currency exchange contracts                   2,290,915
Payable for daily variation margin on open futures contracts                  7,841
Payable for investments purchased                                         4,799,354
Payable for fund shares reacquired                                        2,018,432
Collateral for securities loaned, at value                                6,704,284
Payable to affiliates
  Management fee                                                             30,761
  Shareholder servicing costs                                               219,843
  Distribution and service fees                                              21,241
  Administrative services fee                                                   638
  Retirement plan administration and services fees                               75
Payable for independent trustees' compensation                               68,581
Accrued expenses and other liabilities                                      319,419
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $17,480,593
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $691,111,951
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                        $551,698,927
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $24,398 deferred country tax)                                    91,426,243
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                            42,460,816
Undistributed net investment income                                       5,525,965
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $691,111,951
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    43,959,501
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $450,365,739
  Shares outstanding                                                     28,765,304
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $15.66
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $16.62
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $95,689,119
  Shares outstanding                                                      6,005,908
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.93
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $132,343,101
  Shares outstanding                                                      8,373,587
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.80
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $3,691,466
  Shares outstanding                                                        237,363
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.55
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $1,154,542
  Shares outstanding                                                         74,038
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.59
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $1,043,936
  Shares outstanding                                                         66,199
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.77
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $138,623
  Shares outstanding                                                          8,767
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.81
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $2,306,229
  Shares outstanding                                                        148,084
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.57
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $3,951,254
  Shares outstanding                                                        252,915
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.62
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $427,942
  Shares outstanding                                                         27,336
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.65
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 10/31/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Income
  Interest                                                             $12,099,663
  Dividends                                                             10,248,776
  Foreign taxes withheld                                                  (673,427)
----------------------------------------------------------------------------------------------------
Total investment income                                                                  $21,675,012
----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $5,564,635
  Distribution and service fees                                          3,755,228
  Shareholder servicing costs                                              944,002
  Administrative services fee                                              121,565
  Retirement plan administration and services fees                          10,629
  Independent trustees' compensation                                        27,412
  Custodian fee                                                            371,395
  Shareholder communications                                                71,217
  Auditing fees                                                             56,041
  Legal fees                                                                10,128
  Miscellaneous                                                            173,469
----------------------------------------------------------------------------------------------------
Total expenses                                                                           $11,105,721
----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (7,789)
  Reduction of expenses by investment adviser                           (1,040,263)
----------------------------------------------------------------------------------------------------
Net expenses                                                                             $10,057,669
----------------------------------------------------------------------------------------------------
Net investment income                                                                    $11,617,343
----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $334 country tax)                    $61,066,116
  Futures contracts                                                        234,556
  Foreign currency transactions                                         (1,186,399)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                    $60,114,273
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $24,398 deferred country tax)                    $11,982,639
  Futures contracts                                                         44,579
  Translation of assets and liabilities in foreign currencies              876,240
----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                     $12,903,458
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                         $73,017,731
----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $84,635,074
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                    YEARS ENDED 10/31
                                                              -----------------------------
                                                                      2007             2006
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------
Net investment income                                          $11,617,343       $9,930,822
Net realized gain (loss) on investments and foreign
currency transactions                                           60,114,273       48,637,642
Net unrealized gain (loss) on investments and foreign
currency translation                                            12,903,458       24,371,558
-------------------------------------------------------------------------------------------
Change in net assets from operations                           $84,635,074      $82,940,022
-------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
From net investment income
  Class A                                                      $(8,643,261)     $(5,593,645)
  Class B                                                       (1,337,012)        (715,557)
  Class C                                                       (1,627,882)        (585,189)
  Class I                                                          (93,542)         (65,432)
  Class R                                                          (25,056)         (29,988)
  Class R1                                                         (11,267)          (1,946)
  Class R2                                                          (1,853)          (1,176)
  Class R3                                                         (27,433)          (8,358)
  Class R4                                                         (58,933)          (9,161)
  Class R5                                                          (6,598)          (3,213)

Statements of Changes in Net Assets - continued

                                                                    YEARS ENDED 10/31
                                                              -----------------------------
                                                                      2007             2006
From net realized gain on investments
  Class A                                                     $(28,109,668)    $(27,058,316)
  Class B                                                       (7,838,388)      (9,148,385)
  Class C                                                       (7,029,814)      (5,867,929)
  Class I                                                         (294,017)        (248,822)
  Class R                                                         (130,716)        (161,515)
  Class R1                                                         (56,034)          (6,293)
  Class R2                                                          (6,592)          (9,823)
  Class R3                                                         (80,623)         (12,793)
  Class R4                                                        (107,918)          (4,033)
  Class R5                                                         (48,474)          (3,950)
-------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(55,535,081)    $(49,535,524)
-------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $33,706,278      $35,594,361
-------------------------------------------------------------------------------------------
Total change in net assets                                     $62,806,271      $68,998,859
-------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------
At beginning of period                                         628,305,680      559,306,821
At end of period (including undistributed net investment
income of $5,525,965 and $113,950, respectively)              $691,111,951     $628,305,680
-------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                YEARS ENDED 10/31
                                                 ------------------------------------------------------------
                                                     2007         2006         2005         2004         2003
Net asset value, beginning of period               $15.05       $14.30       $14.73       $12.98       $11.41
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.29        $0.28        $0.24        $0.19        $0.18
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.67         1.80         0.94         1.97         1.63
-------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.96        $2.08        $1.18        $2.16        $1.81
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.30)      $(0.22)      $(0.56)      $(0.41)      $(0.24)
  From net realized gain on investments             (1.05)       (1.11)       (1.05)          --           --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                       $(1.35)      $(1.33)      $(1.61)      $(0.41)      $(0.24)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.66       $15.05       $14.30       $14.73       $12.98
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          13.89        15.62         8.26        16.94        16.09
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.46         1.52         1.52         1.54         1.54
Expenses after expense reductions (f)                1.30         1.30         1.48         1.54          N/A
Net investment income                                1.97         1.95         1.64         1.37         1.53
Portfolio turnover                                     66           82           82           76          105
Net assets at end of period (000 Omitted)        $450,366     $403,848     $353,745     $298,826     $261,042
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                YEARS ENDED 10/31
                                                  -----------------------------------------------------------
                                                     2007         2006         2005         2004         2003
Net asset value, beginning of period               $15.28       $14.47       $14.82       $13.03       $11.43
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.20        $0.19        $0.14        $0.10        $0.11
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.70         1.82         0.95         1.99         1.62
-------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.90        $2.01        $1.09        $2.09        $1.73
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.20)      $(0.09)      $(0.39)      $(0.30)      $(0.13)
  From net realized gain on investments             (1.05)       (1.11)       (1.05)          --           --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(1.25)      $(1.20)      $(1.44)      $(0.30)      $(0.13)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.93       $15.28       $14.47       $14.82       $13.03
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          13.16        14.84         7.56        16.14        15.33
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.11         2.17         2.17         2.20         2.20
Expenses after expense reductions (f)                1.95         1.95         2.13         2.20          N/A
Net investment income                                1.32         1.29         0.98         0.72         0.88
Portfolio turnover                                     66           82           82           76          105
Net assets at end of period (000 Omitted)         $95,689     $115,336     $124,013     $129,141     $129,378
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                YEARS ENDED 10/31
                                                 ------------------------------------------------------------
                                                     2007         2006         2005         2004         2003
Net asset value, beginning of period               $15.18       $14.39       $14.76       $12.99       $11.40
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.20        $0.19        $0.15        $0.10        $0.11
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.68         1.81         0.94         1.97         1.62
-------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.88        $2.00        $1.09        $2.07        $1.73
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.21)      $(0.10)      $(0.41)      $(0.30)      $(0.14)
  From net realized gain on investments             (1.05)       (1.11)       (1.05)          --           --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(1.26)      $(1.21)      $(1.46)      $(0.30)      $(0.14)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.80       $15.18       $14.39       $14.76       $12.99
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          13.12        14.87         7.59        16.12        15.27
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.11         2.17         2.16         2.20         2.20
Expenses after expense reductions (f)                1.95         1.95         2.12         2.20          N/A
Net investment income                                1.32         1.29         1.00         0.72         0.89
Portfolio turnover                                     66           82           82           76          105
Net assets at end of period (000 Omitted)        $132,343      $99,019      $75,974      $57,119      $54,438
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                 YEARS ENDED 10/31
                                                   ----------------------------------------------------------
                                                     2007         2006         2005         2004         2003
Net asset value, beginning of period               $14.95       $14.23       $14.69       $12.96       $11.42
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.35        $0.32        $0.29        $0.24        $0.25
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.66         1.79         0.93         1.96         1.60
-------------------------------------------------------------------------------------------------------------
Total from investment operations                    $2.01        $2.11        $1.22        $2.20        $1.85
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.36)      $(0.28)      $(0.63)      $(0.47)      $(0.31)
  From net realized gain on investments             (1.05)       (1.11)       (1.05)          --           --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(1.41)      $(1.39)      $(1.68)      $(0.47)      $(0.31)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.55       $14.95       $14.23       $14.69       $12.96
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             14.31        16.00         8.65        17.31        16.49
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.11         1.12         1.16         1.16         1.20
Expenses after expense reductions (f)                0.95         0.95         1.12         1.16          N/A
Net investment income                                2.34         2.28         1.99         1.59         1.93
Portfolio turnover                                     66           82           82           76          105
Net assets at end of period (000 Omitted)          $3,691       $4,133       $3,170       $2,286      $56,010
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                 YEARS ENDED 10/31
                                                   ----------------------------------------------------------
                                                     2007         2006         2005         2004      2003(i)
Net asset value, beginning of period               $14.98       $14.24       $14.71       $12.97       $11.54
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.26        $0.26        $0.22        $0.21        $0.14
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.67         1.78         0.93         1.94         1.40(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.93        $2.04        $1.15        $2.15        $1.54
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.27)      $(0.19)      $(0.57)      $(0.41)      $(0.11)
  From net realized gain on investments             (1.05)       (1.11)       (1.05)          --           --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(1.32)      $(1.30)      $(1.62)      $(0.41)      $(0.11)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.59       $14.98       $14.24       $14.71       $12.97
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             13.72        15.39         8.08        16.89        13.41(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.61         1.68         1.65         1.71         1.68(a)
Expenses after expense reductions (f)                1.45         1.45         1.61         1.71          N/A
Net investment income                                1.81         1.81         1.52         1.24         1.34(a)
Portfolio turnover                                     66           82           82           76          105
Net assets at end of period (000 Omitted)          $1,155       $2,364       $2,043       $1,043          $12
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R1                                              YEARS ENDED 10/31
                                                ----------------------------
                                                  2007       2006    2005(i)

Net asset value, beginning of period            $15.17     $14.40     $14.42
----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income (d)                      $0.17      $0.18      $0.08
  Net realized and unrealized gain (loss)
  on investments and foreign currency             1.69       1.81       0.06(g)
----------------------------------------------------------------------------
Total from investment operations                 $1.86      $1.99      $0.14
----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------
  From net investment income                    $(0.21)    $(0.11)    $(0.16)
  From net realized gain on investments          (1.05)     (1.11)        --
----------------------------------------------------------------------------
Total distributions declared to shareholders    $(1.26)    $(1.22)    $(0.16)
----------------------------------------------------------------------------
Net asset value, end of period                  $15.77     $15.17     $14.40
----------------------------------------------------------------------------
Total return (%) (r)(s)                          13.00      14.78       0.99(n)
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------
Expenses before expense reductions (f)            2.24       2.39       2.34(a)
Expenses after expense reductions (f)             2.05       2.05       2.28(a)
Net investment income                             1.11       1.23       0.91(a)
Portfolio turnover                                  66         82         82
Net assets at end of period (000 Omitted)       $1,044       $363        $52
----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2                                              YEARS ENDED 10/31
                                                ----------------------------
                                                  2007       2006    2005(i)

Net asset value, beginning of period            $15.19     $14.42     $14.42
----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income (d)                      $0.23      $0.23      $0.10
  Net realized and unrealized gain (loss)
  on investments and foreign currency             1.69       1.81       0.07(g)
----------------------------------------------------------------------------
Total from investment operations                 $1.92      $2.04      $0.17
----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------
  From net investment income                    $(0.25)    $(0.16)    $(0.17)
  From net realized gain on investments          (1.05)     (1.11)        --
----------------------------------------------------------------------------
Total distributions declared to shareholders    $(1.30)    $(1.27)    $(0.17)
----------------------------------------------------------------------------
Net asset value, end of period                  $15.81     $15.19     $14.42
----------------------------------------------------------------------------
Total return (%) (r)(s)                          13.42      15.16       1.20(n)
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------
Expenses before expense reductions (f)            1.92       2.07       2.03(a)
Expenses after expense reductions (f)             1.70       1.70       1.97(a)
Net investment income                             1.51       1.54       1.23(a)
Portfolio turnover                                  66         82         82
Net assets at end of period (000 Omitted)         $139        $94        $51
----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                   YEARS ENDED 10/31
                                                --------------------------------------
                                                  2007       2006       2005      2004
Net asset value, beginning of period            $14.97     $14.24     $14.67    $12.97
--------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------
  Net investment income (d)                      $0.23      $0.25      $0.18     $0.12
  Net realized and unrealized gain (loss)
  on investments and foreign currency             1.68       1.77       0.94      1.99
--------------------------------------------------------------------------------------
Total from investment operations                 $1.91      $2.02      $1.12     $2.11
--------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------
  From net investment income                    $(0.26)    $(0.18)    $(0.50)   $(0.41)
  From net realized gain on investments          (1.05)     (1.11)     (1.05)       --
--------------------------------------------------------------------------------------
Total distributions declared to shareholders    $(1.31)    $(1.29)    $(1.55)   $(0.41)
--------------------------------------------------------------------------------------
Net asset value, end of period                  $15.57     $14.97     $14.24    $14.67
--------------------------------------------------------------------------------------
Total return (%) (r)(s)                          13.57      15.19       7.87     16.52
--------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.80       1.94       1.92      1.95
Expenses after expense reductions (f)             1.60       1.60       1.87      1.95
Net investment income                             1.58       1.76       1.24      0.91
Portfolio turnover                                  66         82         82        76
Net assets at end of period (000 Omitted)       $2,306     $1,185       $159      $133
--------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4                                              YEARS ENDED 10/31
                                                ----------------------------
                                                  2007       2006    2005(i)

Net asset value, beginning of period            $15.02     $14.28     $14.26
----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income (d)                      $0.29      $0.31      $0.14
  Net realized and unrealized gain (loss)
  on investments and foreign currency             1.66       1.75       0.07(g)
----------------------------------------------------------------------------
Total from investment operations                 $1.95      $2.06      $0.21
----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------
  From net investment income                    $(0.30)    $(0.21)    $(0.19)
  From net realized gain on investments          (1.05)     (1.11)        --
----------------------------------------------------------------------------
Total distributions declared to shareholders    $(1.35)    $(1.32)    $(0.19)
----------------------------------------------------------------------------
Net asset value, end of period                  $15.62     $15.02     $14.28
----------------------------------------------------------------------------
Total return (%) (r)(s)                          13.84      15.53       1.48(n)
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------
Expenses before expense reductions (f)            1.50       1.57       1.54(a)
Expenses after expense reductions (f)             1.35       1.35       1.50(a)
Net investment income                             1.94       2.10       1.70(a)
Portfolio turnover                                  66         82         82
Net assets at end of period (000 Omitted)       $3,951     $1,303        $51
----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5                                              YEARS ENDED 10/31
                                                ----------------------------
                                                  2007       2006    2005(i)

Net asset value, beginning of period            $15.03     $14.29     $14.26
----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income (d)                      $0.28      $0.25      $0.17
  Net realized and unrealized gain (loss)
  on investments and foreign currency             1.71       1.87       0.06(g)
----------------------------------------------------------------------------
Total from investment operations                 $1.99      $2.12      $0.23
----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------
  From net investment income                    $(0.32)    $(0.27)    $(0.20)
  From net realized gain on investments          (1.05)     (1.11)        --
----------------------------------------------------------------------------
Total distributions declared to shareholders    $(1.37)    $(1.38)    $(0.20)
----------------------------------------------------------------------------
Net asset value, end of period                  $15.65     $15.03     $14.29
----------------------------------------------------------------------------
Total return (%) (r)(s)                          14.13      15.95       1.62(n)
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------
Expenses before expense reductions (f)            1.21       1.30       1.24(a)
Expenses after expense reductions (f)             1.05       1.05       1.20(a)
Net investment income                             2.00       1.77       2.00(a)
Portfolio turnover                                  66         82         82
Net assets at end of period (000 Omitted)         $428       $661        $51
----------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Global Total Return Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options, futures contracts, and forward foreign currency exchange contracts.

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                 10/31/07       10/31/06

          Ordinary income (including
          any short-term capital gains)       $15,510,355    $15,135,577
          Long-term capital gain               40,024,726     34,399,947
          --------------------------------------------------------------
          Total distributions                 $55,535,081    $49,535,524

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/07

          Cost of investments                               $602,143,457
          --------------------------------------------------------------
          Gross appreciation                                $100,313,657
          Gross depreciation                                 (11,001,720)
          --------------------------------------------------------------
          Net unrealized appreciation (depreciation)         $89,311,937
          Undistributed ordinary income                       12,441,103
          Undistributed long-term capital gain                41,675,665
          Capital loss carryforwards                          (2,115,465)
          Other temporary differences                         (1,900,216)

As of October 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          10/31/10                                           $(2,115,465)

The availability of a portion of the capital loss carryforwards, which were acquired on August 25, 2003, in connection with the MFS Global Asset Allocation Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.75% in excess of $500 million of average daily net assets and 0.70% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $146,211, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended October 31, 2007 was equivalent to an annual effective rate of 0.82% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund's average daily net assets with respect to each class:

CLASS A  CLASS B  CLASS C  CLASS I  CLASS R  CLASS R1  CLASS R2  CLASS R3  CLASS R4  CLASS R5
 1.30%    1.95%    1.95%    0.95%    1.45%    2.05%     1.70%     1.60%     1.35%     1.05%

This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the year ended October 31, 2007, this reduction amounted to $889,820 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $106,302 for the year ended October 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%          $1,500,838
Class B                             0.75%              0.25%              1.00%             1.00%           1,057,785
Class C                             0.75%              0.25%              1.00%             1.00%           1,168,655
Class R                             0.25%              0.25%              0.50%             0.50%               7,188
Class R1                            0.50%              0.25%              0.75%             0.75%               5,594
Class R2                            0.25%              0.25%              0.50%             0.50%                 520
Class R3                            0.25%              0.25%              0.50%             0.50%               7,882
Class R4                               --              0.25%              0.25%             0.25%               6,766
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $3,755,228

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October
    31, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2007, were as follows:

                                                AMOUNT

              Class A                           $3,213
              Class B                           98,711
              Class C                           17,125

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2007, the fee was $350,780, which equated to 0.0529% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended October 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $558,070. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended October 31, 2007 was equivalent to an annual effective rate of 0.0183% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended October 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                          BEGINNING OF                        ANNUAL
                        PERIOD THROUGH      EFFECTIVE      EFFECTIVE       TOTAL
                               3/31/07        4/01/07       RATE (g)      AMOUNT

Class R1                         0.45%          0.35%          0.35%      $2,893
Class R2                         0.40%          0.25%          0.25%         321
Class R3                         0.25%          0.15%          0.15%       3,005
Class R4                         0.15%          0.15%          0.15%       4,060
Class R5                         0.10%          0.10%          0.10%         350
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $10,629

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended October 31, 2007, the waiver amounted to $985 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,461. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $6,044. Both amounts are included in independent trustees' compensation for the year ended October 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $66,377 at October 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended October 31, 2007, the fee paid to Tarantino LLC was $4,159. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,247, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                       PURCHASES           SALES
U.S. government securities                           $76,713,784     $74,141,315
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)        $321,943,321    $344,097,150
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 YEAR ENDED                        YEAR ENDED
                                                  10/31/07                          10/31/06
                                          SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                7,833,479      $116,390,803       6,872,236       $98,398,262
  Class B                                1,336,786        20,150,396       1,847,929        26,911,822
  Class C                                2,654,308        39,762,705       2,074,023        30,045,833
  Class I                                  321,952         4,877,548          93,995         1,351,358
  Class R                                   36,928           546,766          38,205           540,251
  Class R1                                 119,858         1,813,872          32,080           460,229
  Class R2                                   7,534           113,293           6,340            91,115
  Class R3                                 246,702         3,620,755         119,751         1,681,818
  Class R4                                 267,941         3,948,580          87,324         1,264,079
  Class R5                                  30,198           455,670          40,840           598,993
------------------------------------------------------------------------------------------------------
                                        12,855,686      $191,680,388      11,212,723      $161,343,760

Shares issued to shareholders in
reinvestment of distributions
  Class A                                2,275,290       $33,079,888       2,178,230       $29,679,452
  Class B                                  520,145         7,680,235         584,438         8,061,736
  Class C                                  426,901         6,265,596         334,397         4,589,203
  Class I                                   25,301           365,027          22,802           309,017
  Class R                                    9,759           140,857          13,311           180,617
  Class R1                                   4,598            67,301             596             8,239
  Class R2                                     575             8,445             802            10,999
  Class R3                                   7,458           108,056           1,539            21,151
  Class R4                                  11,441           166,851             942            13,194
  Class R5                                     581             8,480             363             4,958
------------------------------------------------------------------------------------------------------
                                         3,282,049       $47,890,736       3,137,420       $42,878,566

Shares reacquired
  Class A                               (8,184,011)    $(121,934,495)     (6,951,254)     $(99,304,209)
  Class B                               (3,397,406)      (51,289,100)     (3,455,601)      (50,075,224)
  Class C                               (1,230,583)      (18,506,129)     (1,164,802)      (16,756,790)
  Class I                                 (386,324)       (5,842,710)        (63,103)         (886,437)
  Class R                                 (130,402)       (1,925,073)        (37,228)         (530,589)
  Class R1                                 (82,187)       (1,230,661)        (12,358)         (182,604)
  Class R2                                  (5,519)          (81,880)         (4,474)          (62,809)
  Class R3                                (185,200)       (2,713,525)        (53,312)         (745,149)
  Class R4                                (113,228)       (1,655,778)         (5,058)          (72,237)
  Class R5                                 (47,392)         (685,495)           (810)          (11,917)
------------------------------------------------------------------------------------------------------
                                       (13,762,252)    $(205,864,846)    (11,748,000)    $(168,627,965)

Net change
  Class A                                1,924,758       $27,536,196       2,099,212       $28,773,505
  Class B                               (1,540,475)      (23,458,469)     (1,023,234)      (15,101,666)
  Class C                                1,850,626        27,522,172       1,243,618        17,878,246
  Class I                                  (39,071)         (600,135)         53,694           773,938
  Class R                                  (83,715)       (1,237,450)         14,288           190,279
  Class R1                                  42,269           650,512          20,318           285,864
  Class R2                                   2,590            39,858           2,668            39,305
  Class R3                                  68,960         1,015,286          67,978           957,820
  Class R4                                 166,154         2,459,653          83,208         1,205,036
  Class R5                                 (16,613)         (221,345)         40,393           592,034
------------------------------------------------------------------------------------------------------
                                         2,375,483       $33,706,278       2,602,143       $35,594,361

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended October 31, 2007, the fund's commitment fee and interest expense were $3,406 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VI and Shareholders of
MFS Global Total Return Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Total Return Fund (the Fund), (one of the portfolios comprising MFS Series Trust VI), including the portfolio of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Total Return Fund at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                       /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 14, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS DURING
                              POSITION(S) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH               WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------           ----------------     ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment
                                                                      Officer and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School
                                                                      (education), Senior Lecturer
                                                                      (since 2006); Secretary of
                                                                      Economic Affairs, The Commonwealth
                                                                      of Massachusetts (January 2002 to
                                                                      December 2002); Fidelity
                                                                      Investments, Vice Chairman (June
                                                                      2000 to December 2001); Fidelity
                                                                      Management & Research Company
                                                                      (investment adviser), President
                                                                      (March 1997 to July 2001); Bell
                                                                      Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                        Chief of Cardiac Surgery (2005);
                                                                      Harvard Medical School, Professor
                                                                      of Cardiac Surgery; Physician
                                                                      Director of Medical Device
                                                                      Technology for Partners HealthCare

David H. Gunning            Trustee                January 2004       Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                        (mining products and service
                                                                      provider), Vice Chairman/Director
                                                                      (until May 2007); Portman Limited
                                                                      (mining), Director (since 2005);
                                                                      Encinitos Ventures (private
                                                                      investment company), Principal
                                                                      (1997 to April 2001); Lincoln
                                                                      Electric Holdings, Inc. (welding
                                                                      equipment manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman;
                                                                      Atlantic Coast Tan (tanning
                                                                      salons), Vice Chairman (since
                                                                      2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc.
(born 9/23/38)                                                        (acquisition planning
                                                                      specialists), President; Wellfleet
                                                                      Investments (investor in health
                                                                      care companies), Managing General
                                                                      Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional
                                                                      nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         New Profit, Inc. (venture
(born 8/05/57)                                                        philanthropy), Partner (since
                                                                      2006); Private investor; Prism
                                                                      Venture Partners (venture
                                                                      capital), Co-founder and General
                                                                      Partner (until June 2004); The
                                                                      Travelers Companies (commercial
                                                                      property liability insurance),
                                                                      Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant
                                                                      to investment company industry
                                                                      (since 2000); TT International
                                                                      Funds (mutual fund complex),
                                                                      Trustee (2000 until 2005);
                                                                      Hillview Investment Trust II Funds
                                                                      (mutual fund complex), Trustee
                                                                      (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer
                                                                      (since March 2004) Chief
                                                                      Compliance Officer (since December
                                                                      2006); Fidelity Management &
                                                                      Research Company, Vice President
                                                                      (prior to March 2004); Fidelity
                                                                      Group of Funds, President and
                                                                      Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP,
                                                                      Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since
                                                                      June 2005); JP Morgan Investor
                                                                      Services, Vice President (prior to
                                                                      June 2005)

Timothy M. Fagan(k)         Assistant Secretary    September 2005     Massachusetts Financial Services
(born 7/10/68)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since September 2005);
                                                                      John Hancock Advisers, LLC, Vice
                                                                      President and Chief Compliance
                                                                      Officer (September 2004 to August
                                                                      2005), Senior Attorney (prior to
                                                                      September 2004); John Hancock
                                                                      Group of Funds, Vice President and
                                                                      Chief Compliance Officer
                                                                      (September 2004 to December 2004)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock
                                                                      Advisers, LLC, Senior Vice
                                                                      President, Secretary and Chief
                                                                      Legal Officer (prior to April
                                                                      2005); John Hancock Group of
                                                                      Funds, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm),
                                                                      Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary
                                                                      (since January 2006); Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (law firm), Partner (prior to
                                                                      January 2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice
                                                                      President (April 2003 to June
                                                                      2004); David L. Babson & Co.
                                                                      (investment adviser), Managing
                                                                      Director, Chief Administrative
                                                                      Officer and Director (prior to
                                                                      March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid
    Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741               225 Franklin Street, Boston, MA 02110
                                                         Effective November 1, 2007, the custodian changed to:
DISTRIBUTOR                                              JPMorgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741               New York, New York 10081

PORTFOLIO MANAGERS                                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Nevin Chitkara                                           Ernst & Young LLP
Steven Gorham                                            200 Clarendon Street, Boston, MA 02116
Matthew Ryan
Erik Weisman
Barnaby Wiener

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund's substandard relative performance at the time of their contract review meetings in 2006, they had met at each of their regular meetings through January 2007 with MFS' senior investment management personnel to discuss the Fund's performance and MFS' efforts to improve the Fund's performance, as well as met with portfolio management personnel at investment review meetings conducted during the course of the year. The independent Trustees further noted that the Fund's relative performance for the three-year period ended December 31, 2006 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee on average daily net assets over $500 million and $1 billion, which may not be changed without the Trustees' approval, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the breakpoint described above and the expense limitation), the Fund's effective advisory fee rate was approximately at the Lipper expense group median, and the Fund's total expense ratio was higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to the breakpoints described above. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                 Public Reference Room
                 Securities and Exchange Commission
                 100 F Street, NE, Room 1580
                 Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $43,862,255 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 19.16% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT


[graphic omitted]

                                 Annual report

                                                          MFS(R) UTILITIES FUND

LETTER FROM THE CEO                                        1
------------------------------------------------------------
PORTFOLIO COMPOSITION                                      2
------------------------------------------------------------
MANAGEMENT REVIEW                                          3
------------------------------------------------------------
PERFORMANCE SUMMARY                                        6
------------------------------------------------------------
EXPENSE TABLE                                              9
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                  11
------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                       17
------------------------------------------------------------
STATEMENT OF OPERATIONS                                   20
------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       22
------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      23
------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             31
------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                                    43
------------------------------------------------------------
TRUSTEES AND OFFICERS                                     44
------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT             50
------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                     54
------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                            54
------------------------------------------------------------
FEDERAL TAX INFORMATION                                   54
------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                     55
------------------------------------------------------------
CONTACT INFORMATION                               BACK COVER
------------------------------------------------------------

SIPC CONTACT INFORMATION:
You may obtain information about the Securities Investor Protection Corporation ("SIPC"), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC's website address (www.sipc.org).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        10/31/07
                                                                         MMU-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              93.5%
              Convertible Preferred Stocks                2.3%
              Floating Rate Loans                         0.7%
              Convertible Bonds                           0.5%
              Bonds                                       0.5%
              Equity Warrants                             0.4%
              Cash & Other Net Assets                     2.1%

              TOP TEN HOLDINGS (i)

              NRG Energy, Inc.                            3.9%
              ------------------------------------------------
              Public Service Enterprise Group, Inc.       2.9%
              ------------------------------------------------
              AT&T, Inc.                                  2.9%
              ------------------------------------------------
              Equitable Resources, Inc.                   2.8%
              ------------------------------------------------
              Entergy Corp., "A", IEU                     2.5%
              ------------------------------------------------
              Williams Cos., Inc.                         2.5%
              ------------------------------------------------
              American Electric Power Co., Inc.           2.3%
              ------------------------------------------------
              FPL Group, Inc.                             2.3%
              ------------------------------------------------
              E.ON AG                                     2.1%
              ------------------------------------------------
              Telenor A.S.A.                              1.9%
              ------------------------------------------------

              TOP FIVE INDUSTRIES (i)

              Utilities - Electric Power                 49.9%
              ------------------------------------------------
              Telephone Services                         14.7%
              ------------------------------------------------
              Telecommunications - Wireless              10.9%
              ------------------------------------------------
              Natural Gas - Distribution                  6.9%
              ------------------------------------------------
              Natural Gas - Pipeline                      5.9%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              63.6%
              ------------------------------------------------
              Spain                                       6.0%
              ------------------------------------------------
              Brazil                                      3.4%
              ------------------------------------------------
              United Kingdom                              3.3%
              ------------------------------------------------
              Canada                                      2.7%
              ------------------------------------------------
              France                                      2.3%
              ------------------------------------------------
              Germany                                     2.3%
              ------------------------------------------------
              Israel                                      2.1%
              ------------------------------------------------
              Mexico                                      2.0%
              ------------------------------------------------
              Other Countries                            12.3%
              ------------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 10/31/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2007, Class A shares of the MFS Utilities Fund had a total return of 37.77%, at net asset value. This compares with a return of 22.61% for the fund's benchmark, the Standard & Poor's 500 Utilities Index.

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world. Despite seemingly robust growth rates during the second and third quarters of 2007, underlying economic activity in the U.S. remains muted relative to other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the strong global growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. During the reporting period, global central banks tightened monetary conditions which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields declined and credit spreads widened. While credit conditions improved somewhat by late October as the Federal Reserve Board cut interest rates, the level of market turbulence remains significant. Increased market volatility has also been exacerbated by U.S. home foreclosures, falling housing prices, and a weakening trend in the labor market. Despite increased volatility across all asset classes and the widening in credit spreads, global equity markets remained elevated, generally having erased losses incurred earlier in the summer.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the electric power industry contributed to the fund's performance relative to the Standard & Poor's 500 Utilities Index. Our positions in power production companies NRG Energy(aa), E.ON(aa) (Germany), CEZ(aa) (Czech Republic), Eletropaulo Metropolitana(aa) (Brazil), and Mirant
(aa) were among the top contributors. Shares of NRG gained on strong quarterly results, increased earnings guidance, and an optimistic outlook on growth which helped fuel the very healthy appreciation in the stock's price during the reporting period. Additionally, not owning electric utility provider Southern Power Company, and underweighting power and natural gas distributor Duke Energy(g) and independent power producer AES Corp., aided relative performance as the returns of all three stocks lagged overall benchmark returns.

Security selection and, to a lesser extent, our underweighted position in the natural gas distribution industry helped relative returns. No individual securities within this industry were among the fund's top relative contributors.

The wireless communications and natural gas pipeline industries, which are not represented in the benchmark, also aided relative performance. In the natural gas pipeline industry, pipelines operator Williams(aa) was a top contributor.

Elsewhere, strong-performing telecommunications company Telefonica(aa) (Spain) boosted relative performance.

During the reporting period, the fund's currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

During the reporting period, the cable TV industry, which is not represented in the benchmark, detracted from the fund's relative performance. Two cable companies, Time Warner Cable(aa) and Comcast(aa), were principal detractors within this industry. Shares of both companies struggled due to light subscriber growth, increased competition, and difficult economic conditions.

Although overall stock selection in the electric power industry contributed to relative returns, our underweighted positions in several strong-performing benchmark constituents detracted from relative results. These included electricity distributors Excelon(g), PPL Corp.(g), Public Service Enterprise Group, and Entergy.

Several holdings within the telephone services industry also hurt relative performance. Communications companies TELUS(aa) (Canada) and Qwest(aa) were among the fund's top detractors.

The portfolio's cash position was a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

During the reporting period, the portfolio did hedge certain currency exposures, which had a negative impact on its relative return. As noted above, this impact was more than offset by the positive impact of the portfolio's overall currency exposure.

Respectfully,

Robert Persons                                Maura Shaughnessy
Portfolio Manager                             Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


                       MFS Utilities       Standard & Poor's
                      Fund - Class A      500 Utilities Index
        10/97             $ 9,425              $10,000
        10/98              11,510               12,701
        10/99              14,164               12,903
        10/00              17,829               17,531
        10/01              12,887               13,583
        10/02               9,307                8,644
        10/03              12,256               10,914
        10/04              15,739               13,545
        10/05              19,725               16,777
        10/06              24,948               19,780
        10/07              34,371               24,252

TOTAL RETURNS THROUGH 10/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date           1-yr        5-yr       10-yr
-------------------------------------------------------------------------------
        A                 2/14/92                37.77%      29.86%      13.81%
-------------------------------------------------------------------------------
        B                 9/07/93                36.73%      28.89%      12.97%
-------------------------------------------------------------------------------
        C                 1/03/94                36.64%      28.91%      12.97%
-------------------------------------------------------------------------------
        I                 1/02/97                38.03%      30.18%      14.10%
-------------------------------------------------------------------------------
        R                12/31/02                37.36%      29.52%      13.66%
-------------------------------------------------------------------------------
       R1                 4/01/05                36.62%      28.82%      12.94%
-------------------------------------------------------------------------------
       R2                 4/01/05                37.01%      29.02%      13.03%
-------------------------------------------------------------------------------
       R3                10/31/03                37.17%      29.18%      13.10%
-------------------------------------------------------------------------------
       R4                 4/01/05                37.55%      29.74%      13.76%
-------------------------------------------------------------------------------
       R5                 4/01/05                37.89%      29.96%      13.86%
-------------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
-------------------------------------------------------------------------------
     Standard & Poor's 500 Utilities Index (f)   22.61%      22.91%       9.26%
-------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
-------------------------------------------------------------------------------
        A                                        29.85%      28.33%      13.14%
With Initial Sales Charge (5.75%)
-------------------------------------------------------------------------------
        B                                        32.73%      28.74%      12.97%
With CDSC (Declining over six years
from 4% to 0%) (x)
-------------------------------------------------------------------------------
        C                                        35.64%      28.91%      12.97%
With CDSC (1% for 12 months) (x)
-------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Standard & Poor's 500 Utilities Index - a market capitalization index designed to measure the utilities sector, including those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for Classes R, R4, and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
May 1, 2007 through October 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio      5/01/07         10/31/07       10/31/07
--------------------------------------------------------------------------------
       Actual              1.04%      $1,000.00       $1,128.95         $5.58
   A ---------------------------------------------------------------------------
       Hypothetical (h)    1.04%      $1,000.00       $1,019.96         $5.30
--------------------------------------------------------------------------------
       Actual              1.79%      $1,000.00       $1,125.13         $9.59
   B ---------------------------------------------------------------------------
       Hypothetical (h)    1.79%      $1,000.00       $1,016.18         $9.10
--------------------------------------------------------------------------------
       Actual              1.79%      $1,000.00       $1,124.59         $9.59
   C ---------------------------------------------------------------------------
       Hypothetical (h)    1.79%      $1,000.00       $1,016.18         $9.10
--------------------------------------------------------------------------------
       Actual              0.79%      $1,000.00       $1,130.10         $4.24
   I ---------------------------------------------------------------------------
       Hypothetical (h)    0.79%      $1,000.00       $1,021.22         $4.02
--------------------------------------------------------------------------------
   R   Actual              1.29%      $1,000.00       $1,127.46         $6.92
     ---------------------------------------------------------------------------
       Hypothetical (h)    1.29%      $1,000.00       $1,018.70         $6.56
--------------------------------------------------------------------------------
       Actual              1.89%      $1,000.00       $1,124.63        $10.12
  R1 ---------------------------------------------------------------------------
       Hypothetical (h)    1.89%      $1,000.00       $1,015.68         $9.60
--------------------------------------------------------------------------------
       Actual              1.54%      $1,000.00       $1,125.90         $8.25
  R2 ---------------------------------------------------------------------------
       Hypothetical (h)    1.54%      $1,000.00       $1,017.44         $7.83
--------------------------------------------------------------------------------
       Actual              1.44%      $1,000.00       $1,126.51         $7.72
  R3 ---------------------------------------------------------------------------
       Hypothetical (h)    1.44%      $1,000.00       $1,017.95         $7.32
--------------------------------------------------------------------------------
       Actual              1.19%      $1,000.00       $1,128.33         $6.38
  R4 ---------------------------------------------------------------------------
       Hypothetical (h)    1.19%      $1,000.00       $1,019.21         $6.06
--------------------------------------------------------------------------------
       Actual              0.89%      $1,000.00       $1,129.79         $4.78
  R5 ---------------------------------------------------------------------------
       Hypothetical (h)    0.89%      $1,000.00       $1,020.72         $4.53
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 93.5%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR            VALUE ($)
------------------------------------------------------------------------------------------------------------
Broadcasting - 1.1%
------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. (l)                                                 1,123,640      $    4,944,016
Grupo Televisa S.A., ADR                                                       1,072,400          26,649,140
News Corp., "A"                                                                  384,600           8,334,282
                                                                                              --------------
                                                                                              $   39,927,438
------------------------------------------------------------------------------------------------------------
Cable TV - 3.0%
------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (a)                                                 2,642,300      $   55,144,801
Net Servicos de Comuicacao S.A., IPS                                             719,100          11,554,302
Time Warner Cable, Inc. (a)                                                    1,526,800          43,651,212
                                                                                              --------------
                                                                                              $  110,350,315
------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                              140,600      $    7,943,900
Talisman Energy, Inc.                                                          1,222,500          26,595,190
Ultra Petroleum Corp. (a)                                                        298,200          21,130,452
XTO Energy, Inc.                                                                 118,000           7,832,840
                                                                                              --------------
                                                                                              $   63,502,382
------------------------------------------------------------------------------------------------------------
Energy - Integrated - 1.1%
------------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR                                                                 381,500      $   18,998,700
TOTAL S.A.                                                                       270,900          21,863,367
                                                                                              --------------
                                                                                              $   40,862,067
------------------------------------------------------------------------------------------------------------
Engineering - Construction - 0.3%
------------------------------------------------------------------------------------------------------------
Acciona S.A.                                                                      32,200      $    9,946,685
------------------------------------------------------------------------------------------------------------
Internet - 0.7%
------------------------------------------------------------------------------------------------------------
Iliad S.A. (l)                                                                   228,159      $   23,906,628
------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 6.9%
------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                               84,325      $    3,333,367
Energen Corp.                                                                     50,771           3,249,344
Equitable Resources, Inc.                                                      1,798,500         101,291,520
MDU Resources Group, Inc.                                                      1,527,000          43,000,320
Questar Corp.                                                                    706,016          40,299,393
Sempra Energy                                                                    944,800          58,114,648
                                                                                              --------------
                                                                                              $  249,288,592
------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 5.2%
------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                  2,685,400      $   47,424,164
Enagas S.A. (l)                                                                1,786,555          50,782,647
Williams Cos., Inc.                                                            2,438,050          88,964,445
                                                                                              --------------
                                                                                              $  187,171,256
------------------------------------------------------------------------------------------------------------
Network & Telecom - 0.1%
------------------------------------------------------------------------------------------------------------
Hrvatska Telekomunikacije dd, GDR (z)                                             48,860      $    3,517,920
------------------------------------------------------------------------------------------------------------
Oil Services - 1.1%
------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                  787,000      $   31,023,540
Noble Corp.                                                                      165,300           8,752,635
                                                                                              --------------
                                                                                              $   39,776,175
------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 10.9%
------------------------------------------------------------------------------------------------------------
America Movil S.A.B. de C.V., "L", ADR                                           695,400      $   45,472,206
Cellcom Israel Ltd. (l)                                                        2,339,580          62,069,057
Hutchison Telecommunications International Ltd.                               12,828,000          18,307,563
Millicom International Cellular S.A. (l)                                          98,400          11,560,032
Mobile TeleSystems OJSC, ADR                                                     381,100          31,631,300
MTN Group Ltd.                                                                 1,087,300          21,123,586
NII Holdings, Inc., "B" (a)                                                      809,600          46,956,800
Orascom Telecom Holding (S.A.E.), GDR                                            270,344          19,356,630
Partner Communication Co. Ltd., ADR                                              779,261          14,954,019
Philippine Long Distance Telephone Co.                                           195,100          13,391,187
Philippine Long Distance Telephone Co., ADR                                      255,800          17,547,880
Rogers Communications, Inc., "B"                                                 547,300          27,850,975
Tim Participacoes S.A., ADR (l)                                                  752,200          34,902,080
Vodafone Group PLC                                                             7,117,900          28,002,068
                                                                                              --------------
                                                                                              $  393,125,383
------------------------------------------------------------------------------------------------------------
Telephone Services - 14.7%
------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                                    374,500      $   16,545,410
AT&T, Inc.                                                                     2,480,300         103,651,737
Bharti Airtel Ltd.                                                                72,500           1,888,379
Citizens Communications Co.                                                      221,506           2,915,019
Embarq Corp.                                                                     969,500          51,305,940
Qwest Communications International, Inc. (a)                                   7,038,900          50,539,302
Royal KPN N.V.                                                                 1,553,900          29,341,136
Singapore Telecommunications Ltd.                                              7,601,950          21,601,889
Tele Norte Leste Participacoes S.A.                                              141,700           5,389,235
Telecom Argentina S.A., ADR (a)                                                1,367,900          32,843,279
Telefonica S.A. (l)                                                            1,919,000          63,425,248
Telenor A.S.A.                                                                 2,918,600          68,565,388
Teliasonera AB                                                                   587,300           5,781,377
TELUS Corp.                                                                      750,740          43,639,738
Windstream Corp.                                                               2,535,876          34,107,532
                                                                                              --------------
                                                                                              $  531,540,609
------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 46.6%
------------------------------------------------------------------------------------------------------------
AES Corp.                                                                      2,827,200      $   60,530,352
AES Tiete S.A., IPS                                                          714,383,500          24,972,978
Allegheny Energy, Inc.                                                            94,600           5,738,436
Ameren Corp.                                                                     163,100           8,817,186
American Electric Power Co., Inc.                                              1,738,300          83,803,443
CEZ AS                                                                           808,200          58,452,235
CMS Energy Corp.                                                               3,818,450          64,799,097
Consolidated Edison, Inc.                                                        304,510          14,339,376
Constellation Energy Group, Inc.                                                 705,203          66,782,724
Covanta Holding Corp.                                                            782,380          21,210,322
Dominion Resources, Inc.                                                         400,000          36,652,000
DPL, Inc. (l)                                                                  1,588,023          46,116,188
DTE Energy Co. (l)                                                               708,000          35,116,800
Dynegy, Inc.                                                                   2,225,480          20,496,671
E.ON AG                                                                          393,707          77,024,335
Edison International                                                             867,500          50,445,125
Eletropaulo Metropolitana S.A., IPS                                          596,720,000          45,877,747
Enel S.p.A                                                                     1,794,600          21,515,848
Enersis S.A., ADR                                                              1,787,700          35,432,214
Entergy Corp.                                                                    118,800          14,240,556
Entergy Corp., "A", IEU                                                        1,235,780          89,285,105
FirstEnergy Corp.                                                                338,900          23,621,330
FPL Group, Inc.                                                                1,197,200          81,912,424
Iberdrola S.A.                                                                 2,554,912          41,165,451
Integrys Energy Group, Inc.                                                      224,589          12,085,134
International Power PLC                                                        5,343,001          54,383,923
Mirant Corp. (a)                                                                 510,800          21,637,488
Northeast Utilities                                                            1,092,250          33,674,068
NRG Energy, Inc. (a)                                                           3,044,400         139,007,304
Pepco Holdings, Inc.                                                           1,618,000          46,096,820
PG&E Corp.                                                                     1,353,100          66,207,183
Portland General Electric Co.                                                    335,120           9,433,628
Public Service Enterprise Group, Inc.                                          1,106,000         105,733,600
Red Electrica de Espana (l)                                                      893,324          50,202,296
Reliant Energy, Inc.                                                             317,400           8,734,848
RWE AG                                                                            27,500           3,758,468
Scottish & Southern Energy PLC                                                 1,158,700          37,528,138
SUEZ S.A. (l)                                                                    122,400           7,970,226
Veolia Environnement S.A.                                                        322,293          28,815,544
Wisconsin Energy Corp.                                                           118,800           5,688,144
Xcel Energy, Inc.                                                              1,074,900          24,238,995
                                                                                              --------------
                                                                                              $1,683,543,750
------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $2,678,170,267)                                         $3,376,459,200
------------------------------------------------------------------------------------------------------------
Bonds - 0.5%
------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.0%
------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.095%, 2021 (i)(n)                           $    3,464,849      $      314,747
------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.5%
------------------------------------------------------------------------------------------------------------
AES Corp., 8%, 2017 (z)                                                   $   16,375,000      $   16,518,281
TXU Eastern Funding Co., 6.75%, 2009 (d)                                         793,000              48,571
                                                                                              --------------
                                                                                              $   16,566,852
------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $17,324,634)                                                    $   16,881,599
------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 2.3%
------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.7%
------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99%                                                              16,500      $   23,980,688
------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.6%
------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75%                                                          144,100      $   57,099,625
------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST, $57,113,710)                                                                $   81,080,313
------------------------------------------------------------------------------------------------------------
Warrants - 0.4%
------------------------------------------------------------------------------------------------------------
                                                     STRIKE        FIRST
                                                      PRICE     EXERCISE
------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.4%
------------------------------------------------------------------------------------------------------------
Merrill Lynch International & Co. (Covered
Call - RAO Unified Energy System) (Identified
Cost, $13,478,256) (a)                              $0.0001      7/14/17      10,560,000      $   13,767,072
------------------------------------------------------------------------------------------------------------

Convertible Bonds - 0.5%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES/PAR           VALUE ($)
------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 4.75%, 2041                                         $   12,560,000      $   14,632,400
------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.1%
------------------------------------------------------------------------------------------------------------
Covanta Holding Corp., 1%, 2027                                           $    3,326,000      $    3,666,915
------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS (IDENTIFIED COST, $16,975,640)                                        $   18,299,315
------------------------------------------------------------------------------------------------------------
Floating Rate Loans - 0.7% (g)(r)
------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.7%
------------------------------------------------------------------------------------------------------------
TXU Corp., Term Loan B, 2014 (Identified Cost, $26,781,949)(o)            $   26,849,072      $   26,826,689
------------------------------------------------------------------------------------------------------------
Money Market Funds - 2.2% (v)
------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.3%,
at Cost and Net Asset Value                                                   79,824,380      $   79,824,380
------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 2.9%
------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Repurchase Agreement, 4.83%, dated
10/31/07, due 11/01/07, total to be received $105,433,664
(secured by U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in an individually traded
account), at Cost                                                         $  105,419,520      $  105,419,520
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,995,088,356) (k)                                       $3,718,558,088
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.0)%                                                         (108,787,695)
------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $3,609,770,393
------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $154,947,080 and 4.17% of market value. An independent pricing service provided an evaluated bid for 3.80% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $314,747, representing 0.0% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
    These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                           ACQUISITION      ACQUISITION         CURRENT         TOTAL % OF
RESTRICTED SECURITIES                          DATE             COST          MARKET VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------
Hrvatska Telekomunikacije dd, GDR            10/02/07       $ 2,528,994       $ 3,517,920
AES Corp., 8%, 2017                          10/09/07        16,375,000        16,518,281
--------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                   $20,036,201          0.6%
--------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 10/31/07
                                                                                                                NET
                                                                                                          UNREALIZED
                             CONTRACTS TO           SETTLEMENT       IN EXCHANGE        CONTRACTS        APPRECIATION
TYPE          CURRENCY     DELIVER/RECEIVE          DATE RANGE           FOR             AT VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
APPRECIATION
----------------------------------------------------------------------------------------------------------------------

BUY             EUR               10,571,102         12/14/07           $15,069,077       $15,339,832      $    270,755
BUY             GBP               10,187,008         12/14/07            20,787,377        21,175,936           388,559
                                                                                                           ------------
                                                                                                           $    659,314
                                                                                                           ============
DEPRECIATION
----------------------------------------------------------------------------------------------------------------------

SELL            EUR              176,813,163   12/14/07 - 12/19/07     $246,310,434      $256,520,991      $(10,210,557)
SELL            GBP               42,718,104   12/14/07 - 12/19/07       85,667,324        88,784,074        (3,116,750)
                                                                                                           ------------
                                                                                                           $(13,327,307)
                                                                                                           ============

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

ADR   American Depository Receipt
GDR   Global Depository Receipt
IEU   International Equity Unit
IPS   International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

EUR    Euro
GBP    British Pound

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value
  Investments in non-affiliated issuers at value
  (identified cost, $2,915,263,976)                              $3,638,733,708
  Investments in underlying funds at cost and value                  79,824,380
-------------------------------------------------------------------------------------------------------
Total Investments, at value, including $101,817,814 of
securities on loan (identified cost, $2,995,088,356)                                     $3,718,558,088
Foreign currency, at value (identified cost, $567,223)                  567,233
Receivable for forward foreign currency exchange contracts              659,314
Receivable for investments sold                                      61,983,506
Receivable for fund shares sold                                      11,923,199
Interest and dividends receivable                                     2,782,337
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $3,796,473,677
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $811,811
Payable for forward foreign currency exchange contracts              13,327,307
Payable for investments purchased                                    61,400,693
Payable for fund shares reacquired                                    4,107,517
Collateral for securities loaned, at value                          105,419,520
Payable to affiliates
  Management fee                                                        117,687
  Shareholder servicing costs                                           930,227
  Distribution and service fees                                          90,407
  Administrative services fee                                             2,801
  Retirement plan administration and services fees                        1,004
Payable for independent trustees' compensation                           86,359
Accrued expenses and other liabilities                                  407,951
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $186,703,284
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,609,770,393
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $2,691,089,855
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $9,474 deferred country tax)                                710,870,684
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       201,413,656
Undistributed net investment income                                   6,396,198
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,609,770,393
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   174,488,505
-------------------------------------------------------------------------------------------------------

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $2,479,305,161
  Shares outstanding                                                119,738,702
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $20.71
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $21.97
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $593,215,168
  Shares outstanding                                                 28,746,055
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $20.64
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $402,178,216
  Shares outstanding                                                 19,473,912
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $20.65
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $19,229,896
  Shares outstanding                                                    927,003
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.74
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $7,161,469
  Shares outstanding                                                    346,188
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.69
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $9,016,859
  Shares outstanding                                                    437,107
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.63
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $5,157,640
  Shares outstanding                                                    250,115
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.62
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $50,205,173
  Shares outstanding                                                  2,428,558
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.67
-------------------------------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $41,573,938
  Shares outstanding                                                  2,009,190
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.69
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,726,873
  Shares outstanding                                                    131,675
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.71
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 10/31/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $80,819,596
  Dividends from underlying funds                                      1,144,520
  Interest                                                             6,563,273
  Foreign taxes withheld                                              (2,339,234)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $86,188,155
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $17,490,526
  Distribution and service fees                                       14,329,998
  Shareholder servicing costs                                          3,893,262
  Administrative services fee                                            467,727
  Retirement plan administration and services fees                       112,211
  Independent trustees' compensation                                      71,776
  Custodian fee                                                          811,242
  Shareholder communications                                              98,588
  Auditing fees                                                           54,308
  Legal fees                                                              48,621
  Miscellaneous                                                          326,827
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $37,705,086
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (74,844)
  Reduction of expenses by investment adviser                            (23,858)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $37,606,384
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $48,581,771
------------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $500,097,498
  Foreign currency transactions                                      (16,843,522)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $483,253,976
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $9,474 increase in deferred country tax)      $383,787,969
  Translation of assets and liabilities in foreign currencies        (10,198,526)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $373,589,443
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $856,843,419
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $905,425,190
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                          YEARS ENDED 10/31
                                                              -----------------------------------------
                                                                        2007                       2006

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $48,581,771                $36,398,393
Net realized gain (loss) on investments and foreign
currency transactions                                            483,253,976                273,623,874
Net unrealized gain (loss) on investments and foreign
currency translation                                             373,589,443                142,169,409
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $905,425,190               $452,191,676
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(37,353,097)              $(18,685,709)
  Class B                                                         (7,186,297)                (5,803,139)
  Class C                                                         (4,012,906)                (2,315,006)
  Class I                                                           (326,166)                  (146,800)
  Class R                                                           (162,587)                  (124,773)
  Class R1                                                           (51,802)                   (13,376)
  Class R2                                                           (40,796)                   (10,526)
  Class R3                                                          (477,911)                  (109,291)
  Class R4                                                          (458,258)                   (75,443)
  Class R5                                                           (34,380)                    (4,795)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(50,104,200)              $(27,288,858)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $527,686,643                $15,050,747
-------------------------------------------------------------------------------------------------------
Total change in net assets                                    $1,383,007,633               $439,953,565
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         2,226,762,760              1,786,809,195
At end of period (including undistributed net investment
income of $6,396,198 and $7,371,178, respectively)            $3,609,770,393             $2,226,762,760
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                    YEARS ENDED 10/31
                                           ----------------------------------------------------------------------------------
                                                   2007              2006             2005             2004              2003

Net asset value, beginning of period             $15.33            $12.33            $9.98            $7.89             $6.13
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.35             $0.30            $0.18            $0.16             $0.15
  Net realized and unrealized gain (loss)
  on investments and foreign currency              5.38              2.94             2.34             2.08              1.76
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $5.73             $3.24            $2.52            $2.24             $1.91
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.35)           $(0.24)          $(0.17)          $(0.15)           $(0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $20.71            $15.33           $12.33            $9.98             $7.89
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        37.77             26.48            25.33            28.41(b)(z)       31.69
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.05              1.11             1.13             1.15              1.19
Expenses after expense reductions (f)              1.05              1.11             1.13             1.15               N/A
Net investment income                              1.92              2.24             1.60             1.83              2.11
Portfolio turnover                                   86               100              101               97               144
Net assets at end of period
(000 Omitted)                                $2,479,305        $1,319,703         $933,535         $586,730          $464,832
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                       YEARS ENDED 10/31
                                               -------------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003

Net asset value, beginning of period                $15.28           $12.29            $9.95            $7.87            $6.11
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.20            $0.20            $0.10            $0.10            $0.10
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    5.38             2.93             2.32             2.05             1.76
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $5.58            $3.13            $2.42            $2.15            $1.86
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.22)          $(0.14)          $(0.08)          $(0.07)          $(0.10)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $20.64           $15.28           $12.29            $9.95            $7.87
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           36.73            25.55            24.39            27.50(b)(z)      30.66
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.80             1.86             1.89             1.91             1.94
Expenses after expense reductions (f)                 1.80             1.86             1.89             1.91              N/A
Net investment income                                 1.13             1.51             0.88             1.10             1.38
Portfolio turnover                                      86              100              101               97              144
Net assets at end of period (000 Omitted)         $593,215         $597,964         $617,687         $575,642         $531,008
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                       YEARS ENDED 10/31
                                               -------------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003

Net asset value, beginning of period                $15.30           $12.30            $9.96            $7.87            $6.11
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.21            $0.20            $0.10            $0.10            $0.10
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    5.36             2.94             2.32             2.06             1.76
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $5.57            $3.14            $2.42            $2.16            $1.86
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.22)          $(0.14)          $(0.08)          $(0.07)          $(0.10)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $20.65           $15.30           $12.30            $9.96            $7.87
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           36.64            25.61            24.37            27.63(b)(z)      30.66
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.80             1.86             1.88             1.90             1.94
Expenses after expense reductions (f)                 1.80             1.86             1.88             1.90              N/A
Net investment income                                 1.15             1.51             0.87             1.10             1.38
Portfolio turnover                                      86              100              101               97              144
Net assets at end of period (000 Omitted)         $402,178         $260,120         $218,335         $177,875         $159,113
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                         YEARS ENDED 10/31
                                                    --------------------------------------------------------------------------
                                                          2007            2006            2005            2004            2003

Net asset value, beginning of period                    $15.36          $12.35          $10.00           $7.91           $6.14
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.40           $0.33           $0.21           $0.18           $0.17
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        5.38            2.95            2.34            2.08            1.77
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $5.78           $3.28           $2.55           $2.26           $1.94
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                            $(0.40)         $(0.27)         $(0.20)         $(0.17)         $(0.17)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $20.74          $15.36          $12.35          $10.00           $7.91
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                  38.03           26.83           25.59           28.84(b)(z)     31.96
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    0.80            0.86            0.88            0.90            0.94
Expenses after expense reductions (f)                     0.80            0.86            0.88            0.90             N/A
Net investment income                                     2.17            2.45            1.81            2.07            2.36
Portfolio turnover                                          86             100             101              97             144
Net assets at end of period (000 Omitted)              $19,230          $9,830          $6,630          $2,823          $1,744
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                           YEARS ENDED 10/31
                                                  ---------------------------------------------------------------------------
                                                        2007            2006            2005            2004          2003(i)

Net asset value, beginning of period                  $15.32          $12.32           $9.97           $7.89            $6.40
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.30           $0.27           $0.15           $0.15            $0.11
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      5.37            2.93            2.34            2.05             1.47
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $5.67           $3.20           $2.49           $2.20            $1.58
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.30)         $(0.20)         $(0.14)         $(0.12)          $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $20.69          $15.32          $12.32           $9.97            $7.89
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                37.36           26.19           25.05           28.11(b)(z)      24.78(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.30            1.36            1.38            1.40             1.42(a)
Expenses after expense reductions (f)                   1.30            1.36            1.38            1.40              N/A
Net investment income                                   1.67            2.01            1.33            1.64             1.47(a)
Portfolio turnover                                        86             100             101              97              144
Net assets at end of period (000 Omitted)             $7,161         $10,123          $6,823          $2,169             $189
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                               YEARS ENDED 10/31
                                                                        --------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $15.28            $12.29            $11.04
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.17             $0.19             $0.01
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       5.39              2.92              1.29
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $5.56             $3.11             $1.30
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.21)           $(0.12)           $(0.05)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $20.63            $15.28            $12.29
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    36.62             25.42             11.77(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.92              2.06              2.08(a)
Expenses after expense reductions (f)                                       1.90              1.96              2.05(a)
Net investment income                                                       0.92              1.40              0.12(a)
Portfolio turnover                                                            86               100               101
Net assets at end of period (000 Omitted)                                 $9,017            $1,902              $879
--------------------------------------------------------------------------------------------------------------------

CLASS R2                                                                               YEARS ENDED 10/31
                                                                        --------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $15.28            $12.29            $11.04
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.23             $0.23             $0.03
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       5.38              2.93              1.29
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $5.61             $3.16             $1.32
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.27)           $(0.17)           $(0.07)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $20.62            $15.28            $12.29
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    37.01             25.86             11.96(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.58              1.76              1.77(a)
Expenses after expense reductions (f)                                       1.55              1.61              1.71(a)
Net investment income                                                       1.26              1.74              0.37(a)
Portfolio turnover                                                            86               100               101
Net assets at end of period (000 Omitted)                                 $5,158            $1,285              $377
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                             YEARS ENDED 10/31
                                                         -----------------------------------------------------------------
                                                                2007              2006              2005              2004

Net asset value, beginning of period                          $15.31            $12.31             $9.97             $7.89
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.27             $0.24             $0.11             $0.14
  Net realized and unrealized gain (loss)
  on investments and foreign currency                           5.38              2.94              2.34              2.04
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $5.65             $3.18             $2.45             $2.18
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.29)           $(0.18)           $(0.11)           $(0.10)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $20.67            $15.31            $12.31             $9.97
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                        37.17             26.02             24.66             27.77(b)(z)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.47              1.62              1.62              1.65
Expenses after expense reductions (f)                           1.44              1.52              1.60              1.65
Net investment income                                           1.49              1.73              0.97              1.42
Portfolio turnover                                                86               100               101                97
Net assets at end of period (000 Omitted)                    $50,205           $14,413            $2,426              $122
--------------------------------------------------------------------------------------------------------------------------

CLASS R4                                                                               YEARS ENDED 10/31
                                                                     -----------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $15.32            $12.33            $11.08
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.33             $0.26             $0.10
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       5.37              2.95              1.25
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $5.70             $3.21             $1.35
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.33)           $(0.22)           $(0.10)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $20.69            $15.32            $12.33
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    37.55             26.21             12.22(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.20              1.28              1.26(a)
Expenses after expense reductions (f)                                       1.20              1.28              1.26(a)
Net investment income                                                       1.77              1.93              1.50(a)
Portfolio turnover                                                            86               100               101
Net assets at end of period (000 Omitted)                                $41,574           $10,786               $62
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                               YEARS ENDED 10/31
                                                                     -----------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $15.34            $12.33            $11.08
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.40             $0.28             $0.13
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       5.35              2.99              1.24
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $5.75             $3.27             $1.37
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.38)           $(0.26)           $(0.12)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $20.71            $15.34            $12.33
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    37.89             26.75             12.41(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      0.90              0.96              0.96(a)
Expenses after expense reductions (f)                                       0.90              0.96              0.96(a)
Net investment income                                                       2.12              1.98              1.83(a)
Portfolio turnover                                                            86               100               101
Net assets at end of period (000 Omitted)                                 $2,727              $637               $56
--------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than
$0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, December 31, 2002 (Class R), and April 1, 2005 (Classes R1, R2, R4, and R5)
    through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of investment restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the effect of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.40%, 27.49%, 27.62%,
    28.83%, 28.10% and 27.76% for Class A, Class B, Class C, Class I, Class R and Class R3, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Utilities Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund invests primarily in securities of issuers in the Utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - JPMorgan Chase and Co. ("Chase"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                             10/31/07        10/31/06

          Ordinary income (including any
          short-term capital gains)       $50,104,200     $27,288,858

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/07

          Cost of investments                         $2,996,692,299
          ----------------------------------------------------------
          Gross appreciation                            $778,439,731
          Gross depreciation                             (56,573,942)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $721,865,789
          Undistributed ordinary income                   13,049,192
          Undistributed long-term capital gain           190,696,434
          Other temporary differences                     (6,930,877)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $3.0 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the year ended October 31, 2007, the fund's average daily net assets did not exceed $3.0 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $938,505 for the year ended October 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.25%          $4,751,115
Class B                             0.75%              0.25%              1.00%             1.00%           6,007,142
Class C                             0.75%              0.25%              1.00%             1.00%           3,272,083
Class R                             0.25%              0.25%              0.50%             0.50%              49,812
Class R1                            0.50%              0.25%              0.75%             0.75%              29,321
Class R2                            0.25%              0.25%              0.50%             0.50%              12,308
Class R3                            0.25%              0.25%              0.50%             0.50%             146,826
Class R4                               --              0.25%              0.25%             0.25%              61,391
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $14,329,998

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2007 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2007, were as follows:

                                                            AMOUNT
              Class A                                       $12,993
              Class B                                       278,375
              Class C                                        83,946

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2007, the fee was $1,501,440, which equated to 0.0514% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended October 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,283,149. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended October 31, 2007 was equivalent to an annual effective rate of 0.0160% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended October 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                         BEGINNING OF                                  ANNUAL
                                       PERIOD THROUGH           EFFECTIVE           EFFECTIVE               TOTAL
                                              3/31/07             4/01/07            RATE (g)              AMOUNT

Class R1                                        0.45%               0.35%               0.35%             $14,654
Class R2                                        0.40%               0.25%               0.25%               7,058
Class R3                                        0.25%               0.15%               0.15%              52,056
Class R4                                        0.15%               0.15%               0.15%              36,835
Class R5                                        0.10%               0.10%               0.10%               1,608
-----------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                   $112,211

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended October 31, 2007, the waiver amounted to $9,877 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,674. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $18,125. Both amounts are included in independent trustees' compensation for the year ended October 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $81,342 at October 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended October 31, 2007, the fee paid to Tarantino LLC was $17,388. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $13,981, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,952,907,503 and $2,434,347,906, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   YEAR ENDED                         YEAR ENDED
                                                    10/31/07                           10/31/06
                                            SHARES           AMOUNT            SHARES           AMOUNT
Shares sold

  Class A                                  61,356,275     $1,113,434,834      33,508,984      $458,480,658
  Class B                                   4,279,040         76,645,233       4,742,777        63,866,481
  Class C                                   6,018,205        110,043,000       2,945,245        39,895,981
  Class I                                   1,458,843         28,472,297         306,670         4,242,384
  Class R                                     380,262          6,888,822         321,836         4,305,463
  Class R1                                    503,719          9,247,234          86,994         1,169,275
  Class R2                                    277,082          5,045,047          57,226           778,779
  Class R3                                  2,350,890         42,409,832         945,010        13,009,585
  Class R4                                  2,340,247         41,638,662         803,432        11,169,808
  Class R5                                    140,526          2,611,245          40,477           573,603
----------------------------------------------------------------------------------------------------------
                                           79,105,089     $1,436,436,206      43,758,651      $597,492,017

Shares issued to shareholders in
reinvestment of distributions

  Class A                                   1,588,457        $28,414,841       1,154,428       $16,017,930
  Class B                                     312,574          5,434,921         346,869         4,817,355
  Class C                                     141,710          2,499,661         113,999         1,591,737
  Class I                                      15,729            282,504          10,392           144,309
  Class R                                       6,604            114,146           7,535           104,556
  Class R1                                      2,224             40,092             947            13,364
  Class R2                                      1,822             33,018             746            10,526
  Class R3                                     21,903            394,812           7,548           107,740
  Class R4                                     21,118            383,251           5,217            75,443
  Class R5                                        600             11,259              89             1,246
----------------------------------------------------------------------------------------------------------
                                            2,112,741        $37,608,505       1,647,770       $22,884,206

Shares reacquired

  Class A                                 (29,273,164)     $(535,900,376)    (24,317,849)    $(325,008,013)
  Class B                                 (14,974,359)      (267,003,938)    (16,226,099)     (218,698,121)
  Class C                                  (3,690,833)       (66,850,090)     (3,804,487)      (50,809,784)
  Class I                                  (1,187,635)       (23,599,741)       (213,937)       (2,834,328)
  Class R                                    (701,558)       (12,751,972)       (222,508)       (2,972,060)
  Class R1                                   (193,262)        (3,368,399)        (35,033)         (477,175)
  Class R2                                   (112,910)        (1,961,129)         (4,497)          (60,223)
  Class R3                                   (885,461)       (15,563,043)       (208,328)       (2,858,235)
  Class R4                                 (1,056,034)       (18,395,041)       (109,783)       (1,555,899)
  Class R5                                    (50,970)          (964,339)         (3,606)          (51,638)
----------------------------------------------------------------------------------------------------------
                                          (52,126,186)     $(946,358,068)    (45,146,127)    $(605,325,476)

Net change

  Class A                                  33,671,568       $605,949,299      10,345,563      $149,490,575
  Class B                                 (10,382,745)      (184,923,784)    (11,136,453)     (150,014,285)
  Class C                                   2,469,082         45,692,571        (745,243)       (9,322,066)
  Class I                                     286,937          5,155,060         103,125         1,552,365
  Class R                                    (314,692)        (5,749,004)        106,863         1,437,959
  Class R1                                    312,681          5,918,927          52,908           705,464
  Class R2                                    165,994          3,116,936          53,475           729,082
  Class R3                                  1,487,332         27,241,601         744,230        10,259,090
  Class R4                                  1,305,331         23,626,872         698,866         9,689,352
  Class R5                                     90,156          1,658,165          36,960           523,211
----------------------------------------------------------------------------------------------------------
                                           29,091,644       $527,686,643         260,294       $15,050,747

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended October 31, 2007, the fund's commitment fee and interest expense were $14,692 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN UNDERLYING FUNDS - AFFILIATED ISSUERS

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purpose of this report, the fund assumes the following to be affiliated issuers:

                                              BEGINNING     ACQUISITIONS     DISPOSITIONS        ENDING
                                             SHARES/PAR      SHARES/PAR       SHARES/PAR       SHARES/PAR
UNDERLYING FUNDS:                              AMOUNT          AMOUNT           AMOUNT           AMOUNT

MFS Institutional Money Market Portfolio         --          406,846,647      327,022,267      79,824,380

                                              REALIZED      CAPITAL GAIN       DIVIDEND          ENDING
UNDERLYING FUNDS:                            GAIN (LOSS)    DISTRIBUTIONS       INCOME            VALUE

MFS Institutional Money Market Portfolio         $0              $0           $1,144,520       $79,824,380

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VI and Shareholders of MFS Utilities Fund:

We have audited the accompanying statement of assets and liabilities of MFS Utilities Fund (the Fund), (one of the portfolios comprising MFS Series Trust
VI), including the portfolio of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Utilities Fund at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                  ERNST & YOUNG LLP

Boston, Massachusetts
December 14, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(S) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                            (mining products and service
                                                                          provider), Vice Chairman/Director
                                                                          (until May 2007); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          New Profit, Inc. (venture
(born 8/05/57)                                                            philanthropy), Partner (since
                                                                          2006); Private investor; Prism
                                                                          Venture Partners (venture
                                                                          capital), Co-founder and General
                                                                          Partner (until June 2004); The
                                                                          Travelers Companies (commercial
                                                                          property liability insurance),
                                                                          Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004) Chief
                                                                          Compliance Officer (since December
                                                                          2006); Fidelity Management &
                                                                          Research Company, Vice President
                                                                          (prior to March 2004); Fidelity
                                                                          Group of Funds, President and
                                                                          Treasurer (prior to March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President
------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                CUSTODIAN
Massachusetts Financial Services Company          JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741        One Chase Manhattan Plaza
                                                  New York, NY 10081

DISTRIBUTOR
MFS Fund Distributors, Inc.                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
500 Boylston Street, Boston, MA 02116-3741        Ernst & Young LLP
                                                  200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGERS
Maura A. Shaughnessy
Robert D. Persons

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee on average daily net assets over $3.0 billion, which may not be changed without the Trustees' approval. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee waiver), the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to the breakpoint described above. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $12,679,278 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 78.17% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 Annual report

                                                      MFS(R) GLOBAL EQUITY FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          6
--------------------------------------------------------------
EXPENSE TABLE                                                9
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    11
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         16
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     19
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         21
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        23
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               34
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     45
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       46
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               52
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       56
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              56
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     56
--------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                       57
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

SIPC CONTACT INFORMATION:

You may obtain information about the Securities Investor Protection Corporation ("SIPC"), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC's website address (www.sipc.org).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                       10/31/07
                                                                        LGE-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              Nestle S.A.                                 3.8%
              ------------------------------------------------
              Johnson & Johnson                           2.6%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.3%
              ------------------------------------------------
              Bank of New York Mellon Corp.               2.2%
              ------------------------------------------------
              Roche Holding AG                            2.2%
              ------------------------------------------------
              American Express Co.                        2.1%
              ------------------------------------------------
              Reckitt Benckiser Group PLC                 2.1%
              ------------------------------------------------
              Kao Corp.                                   2.0%
              ------------------------------------------------
              NIKE, Inc.                                  2.0%
              ------------------------------------------------
              Diageo PLC                                  1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         18.3%
              ------------------------------------------------
              Consumer Staples                           17.3%
              ------------------------------------------------
              Health Care                                12.1%
              ------------------------------------------------
              Basic Materials                             7.9%
              ------------------------------------------------
              Retailing                                   6.3%
              ------------------------------------------------
              Technology                                  6.1%
              ------------------------------------------------
              Energy                                      6.1%
              ------------------------------------------------
              Leisure                                     5.8%
              ------------------------------------------------
              Industrial Goods & Services                 4.9%
              ------------------------------------------------
              Utilities & Communications                  4.3%
              ------------------------------------------------
              Autos & Housing                             3.9%
              ------------------------------------------------
              Transportation                              3.3%
              ------------------------------------------------
              Special Products & Services                 2.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              34.0%
              ------------------------------------------------
              France                                     13.8%
              ------------------------------------------------
              Switzerland                                12.1%
              ------------------------------------------------
              United Kingdom                             10.9%
              ------------------------------------------------
              Japan                                       9.5%
              ------------------------------------------------
              Germany                                     8.1%
              ------------------------------------------------
              Netherlands                                 4.0%
              ------------------------------------------------
              South Korea                                 1.2%
              ------------------------------------------------
              Italy                                       1.2%
              ------------------------------------------------
              Other Countries                             5.2%
              ------------------------------------------------

Percentages are based on net assets as of 10/31/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2007, Class A shares of the MFS Global Equity Fund provided a total return of 17.41%, at net asset value. This compares with a return of 20.97% for the fund's benchmark, the MSCI World Index.

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world. Despite seemingly robust growth rates during the second and third quarters of 2007, underlying economic activity in the U.S. remains muted relative to other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the strong global growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. During the reporting period, global central banks tightened monetary conditions, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields declined and credit spreads widened. While credit conditions improved somewhat by late October as the Federal Reserve Board cut interest rates, the level of market turbulence remains significant. Increased market volatility has also been exacerbated by U.S. home foreclosures, falling housing prices, and a weakening trend in the labor market. Despite increased volatility across all asset classes and the widening in credit spreads, global equity markets remained elevated, generally having erased losses incurred earlier in the summer.

DETRACTORS FROM PERFORMANCE

For the MFS Global Equity Fund, security selection in the technology sector was the primary detractor from performance relative to fund's benchmark over the reporting period. In particular, the fund's position in electronics manufacturer Samsung Electronics(aa) (South Korea) hurt results. Shares of Samsung declined due, in part, to pricing pressure on liquid crystal display
(LCD) and memory components. Holdings of Canon (Japan), a manufacturer of printers and computer peripherals, also weighed on results. Not owning strong-performing benchmark constituent Apple also detracted from relative performance.

In the autos and housing sector, security selection was a key negative led by the fund's holdings of motorcycle maker Harley-Davidson. The company's profitability suffered from lower demand in the United States and residual effects of a first quarter 2007 strike.

Security selection in the basic materials sector also dampened results. Not owning mining giant BHP Billiton (U.K.) hurt performance as the firm posted significant returns over the reporting period.

Overweighting the health care sector held back relative performance. Within this sector, shares of pharmaceutical and diagnostic company Roche (Switzerland) declined as the company reported third quarter 2007 sales that failed to meet consensus expectations on lower pandemic Tamiflu sales. The fund's positions in health care product maker Johnson & Johnson and biotechnology firm Amgen(g) also held back performance.

Security selection and an underweighting in the energy sector also weighed on performance over the reporting period, although no holdings in this sector were among the fund's top detractors.

Elsewhere, holdings in investment management and banking firm UBS (Switzerland) hindered performance as problems relating to mortgage-backed securities hurt the stock's price. Overweighting investment company Genworth Financial also held back results. The stock was under pressure near the end of the reporting period as concerns mounted about default rates on home mortgages.

CONTRIBUTORS TO PERFORMANCE

Stock selection, and to a lesser extent, underweighting the financial services sector benefited relative performance. The fund derived solid gains from its investments in Swiss wealth management firm Julius Baer(aa) and Bank of New York Mellon, a global provider of financial services for individuals and institutions. Shares of both firms outperformed the benchmark over the reporting period. Not owning benchmark constituent Citigroup also aided performance as concerns regarding the firm's exposure to the subprime market rose.

In the retailing sector, where security selection was a strong positive factor, athletic shoes and apparel manufacturer Nike contributed to relative returns. Nike delivered strong growth in revenues, profits, and earnings over the reporting period. The company benefited from its continued sales growth in the brand's three core footwear lines which enjoyed powerful marketing support through their participation in key sporting events.

Overweighting the consumer staples sector was another positive. UK-based household products manufacturer Reckitt-Benckiser was a strong performer in this sector as shares rose on better-than-anticipated top line growth. The fund's positioning in food company Nestle (Switzerland) also contributed to relative results.

Individual stocks in other sectors that contributed to relative performance included healthcare products maker Bayer and industrial gas producer Praxair. The fund also benefited from its investments in German power and gas company E.ON and communications company Singapore Telecommunications.

During the reporting period, our currency exposure was a contributor to the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Respectfully,

David Mannheim                           Simon Todd
Portfolio Manager                        Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

          GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                            MFS Global
                            Equity Fund-          MSCI
                            Class A           World Index
                10/97          $ 9,425          $10,000
                10/98           10,125           11,568
                10/99           11,731           14,499
                10/00           12,949           14,701
                10/01           10,661           10,990
                10/02           10,036            9,396
                10/03           11,868           11,682
                10/04           13,899           13,290
                10/05           15,640           15,126
                10/06           19,507           18,441
                10/07           22,902           22,308

TOTAL RETURNS THROUGH 10/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr        5-yr        10-yr
----------------------------------------------------------------------------
         A                9/07/93             17.41%      17.94%       9.28%
----------------------------------------------------------------------------
         B               12/29/86             16.51%      17.04%       8.47%
----------------------------------------------------------------------------
         C                1/03/94             16.51%      17.04%       8.46%
----------------------------------------------------------------------------
         I                1/02/97             17.66%      18.22%       9.55%
----------------------------------------------------------------------------
         J                7/09/99             16.57%      17.11%       8.54%
----------------------------------------------------------------------------
         R               12/31/02             17.09%      17.64%       9.15%
----------------------------------------------------------------------------
        R1                4/01/05             16.38%      16.97%       8.44%
----------------------------------------------------------------------------
        R2                4/01/05             16.79%      17.17%       8.53%
----------------------------------------------------------------------------
        R3               10/31/03             16.94%      17.33%       8.61%
----------------------------------------------------------------------------
        R4                4/01/05             17.22%      17.85%       9.24%
----------------------------------------------------------------------------
        R5                4/01/05             17.58%      18.03%       9.33%
----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
----------------------------------------------------------------------------
MSCI World Index (f)                          20.97%      18.88%       8.35%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
----------------------------------------------------------------------------
         A                                    10.66%      16.55%       8.64%
   With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
         B                                    12.51%      16.83%       8.47%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
----------------------------------------------------------------------------
         C                                    15.51%      17.04%       8.46%
   With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------
         J                                    13.07%      16.40%       8.21%
   With Initial Sales Charge (3.00%)
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) World Index - a market capitalization index that is designed to measure equity market performance in the global developed markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for R, R4, and R5 shares includes the performance of the fund's Class A shares prior to their offering. Performance for J, R1, R2, and R3 includes the performance of the fund's Class B shares prior to their offering. For reporting periods ending prior to March 31, 2004, when quoting performance for the fund's Class R shares, the performance of the share class included the performance of the fund's Class B shares, rather than Class A shares. The blending methodology changed for reporting periods ending on or after March 31, 2004, because Class A shares now have a 10 year performance history, and share class performance is being blended to Class A shares based upon the similarity of share class operating expenses. This change in blending methodology results in better performance for Class R shares than it had under the prior blending methodology. For a transitional period lasting until December 31, 2007, performance for Class R shares under the prior methodology is available at mfs.com.

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
May 1, 2007 through October 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period (p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio       5/01/07        10/31/07        10/31/07
--------------------------------------------------------------------------------
        Actual              1.45%      $1,000.00       $1,058.76         $7.52
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.45%      $1,000.00       $1,017.90         $7.38
--------------------------------------------------------------------------------
        Actual              2.20%      $1,000.00       $1,054.89        $11.39
  B     ------------------------------------------------------------------------
        Hypothetical (h)    2.20%      $1,000.00       $1,014.12        $11.17
--------------------------------------------------------------------------------
        Actual              2.19%      $1,000.00       $1,055.09        $11.34
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.19%      $1,000.00       $1,014.17        $11.12
--------------------------------------------------------------------------------
        Actual              1.20%      $1,000.00       $1,060.00         $6.23
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.20%      $1,000.00       $1,019.16         $6.11
--------------------------------------------------------------------------------
        Actual              2.15%      $1,000.00       $1,055.22        $11.14
  J     ------------------------------------------------------------------------
        Hypothetical (h)    2.15%      $1,000.00       $1,014.37        $10.92
--------------------------------------------------------------------------------
        Actual              1.70%      $1,000.00       $1,057.73         $8.82
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.70%      $1,000.00       $1,016.64         $8.64
--------------------------------------------------------------------------------
        Actual              2.29%      $1,000.00       $1,054.13        $11.86
 R1     ------------------------------------------------------------------------
        Hypothetical (h)    2.29%      $1,000.00       $1,013.66        $11.62
--------------------------------------------------------------------------------
        Actual              1.94%      $1,000.00       $1,055.90        $10.05
 R2     ------------------------------------------------------------------------
        Hypothetical (h)    1.94%      $1,000.00       $1,015.43         $9.86
--------------------------------------------------------------------------------
        Actual              1.84%      $1,000.00       $1,056.78         $9.54
 R3     ------------------------------------------------------------------------
        Hypothetical (h)    1.84%      $1,000.00       $1,015.93         $9.35
--------------------------------------------------------------------------------
        Actual              1.59%      $1,000.00       $1,058.00         $8.25
 R4     ------------------------------------------------------------------------
        Hypothetical (h)    1.59%      $1,000.00       $1,017.19         $8.08
--------------------------------------------------------------------------------
        Actual              1.31%      $1,000.00       $1,060.00         $6.80
 R5     ------------------------------------------------------------------------
        Hypothetical (h)    1.31%      $1,000.00       $1,018.60         $6.67
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 4.1%
-----------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                              641,297      $ 14,683,457
Heineken N.V.                                                                           126,010         8,826,632
Pernod Ricard S.A.                                                                       34,926         8,078,903
                                                                                                     ------------
                                                                                                     $ 31,588,992
-----------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 4.3%
-----------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.                                                   138,220      $ 17,816,312
NIKE, Inc., "B"                                                                         233,410        15,465,747
                                                                                                     ------------
                                                                                                     $ 33,282,059
-----------------------------------------------------------------------------------------------------------------
Automotive - 3.9%
-----------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                             148,950      $  9,986,361
Bridgestone Corp.                                                                       196,200         4,339,796
Harley-Davidson, Inc.                                                                   163,670         8,429,005
Toyota Motor Corp.                                                                      130,600         7,464,407
                                                                                                     ------------
                                                                                                     $ 30,219,569
-----------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%
-----------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                        34,220      $  1,702,937
-----------------------------------------------------------------------------------------------------------------
Broadcasting - 4.0%
-----------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                   138,025      $  5,699,052
Vivendi S.A. (l)                                                                        142,300         6,413,997
Walt Disney Co.                                                                         249,520         8,640,878
WPP Group PLC                                                                           752,460        10,282,402
                                                                                                     ------------
                                                                                                     $ 31,036,329
-----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.5%
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                22,740      $  5,637,701
Julius Baer Holding Ltd.                                                                 81,144         7,030,679
Nomura Holdings, Inc.                                                                   353,600         6,302,999
                                                                                                     ------------
                                                                                                     $ 18,971,379
-----------------------------------------------------------------------------------------------------------------
Business Services - 1.1%
-----------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                     112,000      $  4,373,600
DST Systems, Inc. (a)                                                                    45,240         3,832,280
                                                                                                     ------------
                                                                                                     $  8,205,880
-----------------------------------------------------------------------------------------------------------------
Chemicals - 2.8%
-----------------------------------------------------------------------------------------------------------------
3M Co.                                                                                  131,800      $ 11,382,248
Givaudan S.A.                                                                            10,340        10,175,036
                                                                                                     ------------
                                                                                                     $ 21,557,284
-----------------------------------------------------------------------------------------------------------------
Computer Software - 1.3%
-----------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                        442,430      $  9,808,673
-----------------------------------------------------------------------------------------------------------------
Conglomerates - 1.3%
-----------------------------------------------------------------------------------------------------------------
Smiths Group PLC                                                                        424,834      $  9,974,813
-----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 7.1%
-----------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                      143,350      $  3,725,667
Henkel KGaA, IPS (l)                                                                    189,130         9,663,088
Kao Corp.                                                                               540,000        15,496,848
Procter & Gamble Co.                                                                    139,914         9,726,821
Reckitt Benckiser Group PLC                                                             273,660        15,886,794
                                                                                                     ------------
                                                                                                     $ 54,499,218
-----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.1%
-----------------------------------------------------------------------------------------------------------------
Legrand S.A.                                                                            219,070      $  8,098,333
OMRON Corp.                                                                             146,900         3,598,135
Rockwell Automation, Inc.                                                               114,130         7,861,274
Schneider Electric S.A. (l)                                                              89,846        12,384,935
                                                                                                     ------------
                                                                                                     $ 31,942,677
-----------------------------------------------------------------------------------------------------------------
Electronics - 4.8%
-----------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                             259,500      $ 13,118,265
Hirose Electric Co. Ltd. (l)                                                             22,300         2,667,795
Intel Corp.                                                                             322,000         8,661,800
Ricoh Co. Ltd.                                                                          165,000         3,254,422
Samsung Electronics Co. Ltd.                                                             15,525         9,638,976
                                                                                                     ------------
                                                                                                     $ 37,341,258
-----------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
-----------------------------------------------------------------------------------------------------------------
INPEX Holdings, Inc.                                                                        471      $  5,105,257
-----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 5.4%
-----------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                            78,630      $  7,195,431
Exxon Mobil Corp.                                                                       115,730        10,646,003
Royal Dutch Shell PLC                                                                   253,040        11,089,871
TOTAL S.A. (l)                                                                          162,200        13,090,580
                                                                                                     ------------
                                                                                                     $ 42,021,885
-----------------------------------------------------------------------------------------------------------------
Food & Beverages - 6.1%
-----------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                     131,080      $  7,567,248
Nestle S.A.                                                                              62,957        29,098,116
PepsiCo, Inc.                                                                           146,520        10,801,454
                                                                                                     ------------
                                                                                                     $ 47,466,818
-----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.5%
-----------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. (a)                                                         149,380      $  1,381,765
Tesco PLC                                                                               603,396         6,129,128
Walgreen Co.                                                                             96,800         3,838,120
                                                                                                     ------------
                                                                                                     $ 11,349,013
-----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.8%
-----------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                           647,650      $  5,550,734
William Hill PLC                                                                        640,040         8,246,586
                                                                                                     ------------
                                                                                                     $ 13,797,320
-----------------------------------------------------------------------------------------------------------------
General Merchandise - 0.5%
-----------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                    81,660      $  3,691,849
-----------------------------------------------------------------------------------------------------------------
Insurance - 4.1%
-----------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A                                                            107,662      $  5,119,726
AXA (l)                                                                                 242,960        10,873,606
Genworth Financial, Inc., "A"                                                           169,570         4,629,261
QBE Insurance Group Ltd.                                                                 54,700         1,672,537
Swiss Reinsurance Co.                                                                    96,508         9,071,226
                                                                                                     ------------
                                                                                                     $ 31,366,356
-----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
-----------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                               36,100      $  3,953,172
Pitney Bowes, Inc.                                                                       56,280         2,253,451
                                                                                                     ------------
                                                                                                     $  6,206,623
-----------------------------------------------------------------------------------------------------------------
Major Banks - 6.6%
-----------------------------------------------------------------------------------------------------------------
Bank of New York Mellon Corp.                                                           350,103      $ 17,102,532
Credit Agricole S.A.                                                                    187,450         7,418,769
Erste Bank der oesterreichischen Sparkassen AG                                           95,470         7,753,501
Intesa Sanpaolo S.p.A                                                                   552,370         4,371,464
State Street Corp.                                                                      180,610        14,407,260
                                                                                                     ------------
                                                                                                     $ 51,053,526
-----------------------------------------------------------------------------------------------------------------
Medical Equipment - 2.9%
-----------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                         177,450      $  8,418,228
Synthes, Inc.                                                                            51,500         6,439,448
Thermo Fisher Scientific, Inc. (a)                                                      128,760         7,572,376
                                                                                                     ------------
                                                                                                     $ 22,430,052
-----------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.9%
-----------------------------------------------------------------------------------------------------------------
Gaz de France                                                                            81,020      $  4,605,971
Tokyo Gas Co. Ltd.                                                                      605,000         2,705,338
                                                                                                     ------------
                                                                                                     $  7,311,309
-----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 5.1%
-----------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                                            150,000      $  2,306,992
American Express Co.                                                                    262,540        16,001,807
Bangkok Bank Public Co. Ltd.                                                            761,200         2,873,920
Komercni Banka A.S.                                                                      13,221         3,040,046
PT Bank Central Asia Tbk.                                                             2,003,500         1,623,251
UBS AG                                                                                  248,435        13,308,442
                                                                                                     ------------
                                                                                                     $ 39,154,458
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.0%
-----------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                126,870      $ 10,586,970
GlaxoSmithKline PLC                                                                     533,630        13,751,096
Johnson & Johnson                                                                       305,130        19,885,322
Merck KGaA                                                                               70,000         8,766,036
Roche Holding AG                                                                         98,770        16,876,607
                                                                                                     ------------
                                                                                                     $ 69,866,031
-----------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
-----------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                            75,226      $  4,211,904
-----------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 5.1%
-----------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                    241,000      $  3,314,024
L'Air Liquide S.A. (l)                                                                   72,966        10,051,741
Linde AG                                                                                 94,650        11,988,827
Praxair, Inc.                                                                           109,820         9,387,414
Sigma-Aldrich Corp.                                                                      85,730         4,429,669
                                                                                                     ------------
                                                                                                     $ 39,171,675
-----------------------------------------------------------------------------------------------------------------
Telephone Services - 0.8%
-----------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                     2,197,975      $  6,245,820
-----------------------------------------------------------------------------------------------------------------
Trucking - 2.8%
-----------------------------------------------------------------------------------------------------------------
TNT N.V.                                                                                269,100      $ 11,021,007
United Parcel Service, Inc., "B"                                                        137,750        10,345,025
                                                                                                     ------------
                                                                                                     $ 21,366,032
-----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.6%
-----------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                  61,560      $ 12,043,520
SUEZ S.A.                                                                               121,260         7,895,993
                                                                                                     ------------
                                                                                                     $ 19,939,513
-----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $549,093,852)                                                  $761,886,509
-----------------------------------------------------------------------------------------------------------------

Money Market Funds - 1.5% (v)
-----------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.16%,
at Cost and Net Asset Value                                                          11,536,277      $ 11,536,277
-----------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 1.8%
-----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc. Repurchase Agreement, 4.83%, dated 10/31/07, due 11/01/07, total to be received $13,885,886 (secured by U.S. Treasury and
Federal Agency obligations and Mortgage Backed securities in an individually
traded account), at Cost                                                            $13,884,023      $ 13,884,023
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $574,514,152)(k)                                                 $787,306,809
-----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.0)%                                                               (15,138,611)
-----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                  $772,168,198
-----------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of October 31, 2007, the fund had 19 securities that were fair valued, aggregating $98,722,000 and 12.54%
    of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(v) Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS            International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value
  Investments in non-affiliated issuers at value
  (identified cost, $562,977,875)                                      $775,770,532
  Investments in underlying funds at cost and value                      11,536,277
-------------------------------------------------------------------------------------------------------
Investments, at value, including $13,319,333 of securities
on loan (identified cost, $574,514,152)                                                    $787,306,809
Foreign currency, at value (identified cost, $98,304)                        98,304
Receivable for fund shares sold                                             387,680
Interest and dividends receivable                                         1,695,124
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $789,487,917
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                          $397,168
Payable for fund shares reacquired                                        2,219,616
Collateral for securities loaned, at value                               13,884,023
Payable to affiliates
  Management fee                                                             37,792
  Shareholder servicing costs                                               359,461
  Distribution and service fees                                              16,644
  Administrative services fee                                                   704
  Retirement plan administration and services fees                              411
Payable for independent trustees' compensation                               61,616
Accrued expenses and other liabilities                                      342,284
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $17,319,719
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $772,168,198
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                        $479,013,845
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $31,669 deferred country tax)                                   212,797,588
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                            76,699,291
Undistributed net investment income                                       3,657,474
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $772,168,198
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    24,717,687
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $474,901,158
  Shares outstanding                                                     14,976,534
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $31.71
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $33.64
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $102,295,966
  Shares outstanding                                                      3,433,386
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $29.79
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $50,903,395
  Shares outstanding                                                      1,748,714
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $29.11
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $77,688,740
  Shares outstanding                                                      2,402,794
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $32.33
-------------------------------------------------------------------------------------------------------
Class J shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $13,863,721
  Shares outstanding                                                        471,110
-------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                                 $29.43
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.00Xnet asset value per share)                                 $30.34
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $6,495,461
  Shares outstanding                                                        207,317
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $31.33
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $4,208,343
  Shares outstanding                                                        142,158
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $29.60
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $856,715
  Shares outstanding                                                         28,731
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $29.82
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $21,363,872
  Shares outstanding                                                        687,454
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $31.08
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $14,293,330
  Shares outstanding                                                        452,879
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $31.56
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $5,297,497
  Shares outstanding                                                        166,610
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $31.80
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 10/31/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $20,530,321
  Dividends from underlying funds                                           83,601
  Interest                                                                 600,526
  Other                                                                     21,700
  Foreign taxes withheld                                                (1,195,506)
----------------------------------------------------------------------------------------------------
Total investment income                                                                  $20,040,642
----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $7,061,293
  Distribution and service fees                                          3,257,317
  Shareholder servicing costs                                            1,483,013
  Administrative services fee                                              142,292
  Retirement plan administration and services fees                          49,216
  Independent trustees' compensation                                        28,432
  Custodian fee                                                            394,035
  Shareholder communications                                               118,355
  Auditing fees                                                             58,431
  Legal fees                                                                18,441
  Miscellaneous                                                            181,800
----------------------------------------------------------------------------------------------------
Total expenses                                                                           $12,792,625
----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (19,649)
  Reduction of expenses by investment adviser                               (8,025)
----------------------------------------------------------------------------------------------------
Net expenses                                                                             $12,764,951
----------------------------------------------------------------------------------------------------
Net investment income                                                                     $7,275,691
----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions:
  Non-affiliated issuers (net of $56 country tax)                      $94,844,567
  Foreign currency transactions                                            (61,305)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                    $94,783,262
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $31,669 deferred country tax)                    $21,350,130
  Translation of assets and liabilities in foreign currencies               28,930
----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                     $21,379,060
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                        $116,162,322
----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $123,438,013
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                    YEARS ENDED 10/31
                                                              -----------------------------
                                                                      2007             2006
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------
Net investment income                                           $7,275,691      $10,780,892
Net realized gain (loss) on investments and foreign
currency transactions                                           94,783,262       96,401,241
Net unrealized gain (loss) on investments and
foreign currency translation                                    21,379,060       47,921,907
-------------------------------------------------------------------------------------------
Change in net assets from operations                          $123,438,013     $155,104,040
-------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
From net investment income
  Class A                                                      $(9,448,780)             $--
  Class B                                                       (1,851,723)              --
  Class C                                                         (633,188)              --
  Class I                                                       (1,459,047)              --
  Class J                                                         (257,963)              --
  Class R                                                         (252,787)              --
  Class R1                                                         (23,168)              --
  Class R2                                                         (12,087)              --
  Class R3                                                        (117,690)              --
  Class R4                                                        (181,581)              --
  Class R5                                                          (1,407)              --
From net realized gain on investments
  Class A                                                      (49,984,260)     (18,099,702)
  Class B                                                      (15,617,271)      (6,962,364)
  Class C                                                       (4,798,630)      (1,607,519)
  Class I                                                       (6,908,588)      (1,898,929)
  Class J                                                       (2,165,492)        (882,139)
  Class R                                                       (1,519,317)        (585,544)
  Class R1                                                        (163,635)         (31,501)
  Class R2                                                         (74,843)          (8,875)
  Class R3                                                        (719,759)        (159,137)
  Class R4                                                        (939,438)          (4,035)
  Class R5                                                          (6,949)          (2,344)
-------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(97,137,603)    $(30,242,089)
-------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

                                                                    YEARS ENDED 10/31
                                                              -----------------------------
                                                                      2007             2006
Change in net assets from fund share transactions             $(16,178,426)    $(25,725,538)
-------------------------------------------------------------------------------------------
Total change in net assets                                     $10,121,984      $99,136,413
-------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------
At beginning of period                                         762,046,214      662,909,801
At end of period (including undistributed net investment
income of $3,657,474 and $10,682,565, respectively)           $772,168,198     $762,046,214
-------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                YEARS ENDED 10/31
                                                 ------------------------------------------------------------
                                                     2007         2006         2005         2004         2003
Net asset value, beginning of period               $30.78       $25.79       $22.92       $19.57       $16.55
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.33        $0.48        $0.06        $0.07        $0.03
  Net realized and unrealized gain (loss)
  on investments and foreign currency                4.54         5.68         2.81         3.28         2.99
-------------------------------------------------------------------------------------------------------------
Total from investment operations                    $4.87        $6.16        $2.87        $3.35        $3.02
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.63)         $--          $--          $--          $--
  From net realized gain on investments             (3.31)       (1.17)          --           --           --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(3.94)      $(1.17)         $--          $--          $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $31.71       $30.78       $25.79       $22.92       $19.57
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          17.41        24.73        12.52        17.12(b)     18.25
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.46         1.45         1.55         1.52         1.65
Expenses after expense reductions (f)                1.46         1.45         1.55         1.52          N/A
Net investment income (loss)                         1.10         1.72         0.22         0.30         0.19
Portfolio turnover                                     27           39           39           41           52
Net assets at end of period (000 Omitted)        $474,901     $465,394     $402,985     $368,514     $345,783
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                YEARS ENDED 10/31
                                                 ------------------------------------------------------------
                                                     2007         2006         2005         2004         2003
Net asset value, beginning of period               $29.12       $24.64       $22.06       $18.97       $16.18
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.12        $0.27       $(0.13)      $(0.10)      $(0.09)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                4.25         5.38         2.71         3.19         2.88
-------------------------------------------------------------------------------------------------------------
Total from investment operations                    $4.37        $5.65        $2.58        $3.09        $2.79
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.39)         $--          $--          $--          $--
  From net realized gain on investments             (3.31)       (1.17)          --           --           --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(3.70)      $(1.17)         $--          $--          $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $29.79       $29.12       $24.64       $22.06       $18.97
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          16.51        23.77        11.70        16.29(b)     17.24
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.21         2.20         2.30         2.27         2.40
Expenses after expense reductions (f)                2.21         2.20         2.30         2.27          N/A
Net investment income (loss)                         0.41         1.02        (0.53)       (0.45)       (0.56)
Portfolio turnover                                     27           39           39           41           52
Net assets at end of period (000 Omitted)        $102,296     $139,656     $148,434     $170,783     $177,713
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                 YEARS ENDED 10/31
                                                  ------------------------------------------------------------
                                                     2007         2006         2005         2004          2003
Net asset value, beginning of period               $28.58       $24.19       $21.66       $18.63        $15.89
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.08        $0.25       $(0.12)      $(0.09)       $(0.09)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                4.20         5.31         2.65         3.12          2.83
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    $4.28        $5.56        $2.53        $3.03         $2.74
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.44)         $--          $--          $--           $--
  From net realized gain on investments             (3.31)       (1.17)          --           --            --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(3.75)      $(1.17)         $--          $--           $--
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $29.11       $28.58       $24.19       $21.66        $18.63
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          16.51        23.84        11.68        16.26(b)      17.24
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.21         2.20         2.30         2.27          2.40
Expenses after expense reductions (f)                2.21         2.20         2.30         2.27           N/A
Net investment income (loss)                         0.29         0.96        (0.53)       (0.45)        (0.56)
Portfolio turnover                                     27           39           39           41            52
Net assets at end of period (000 Omitted)         $50,903      $41,351      $33,975      $32,785       $33,253
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                 YEARS ENDED 10/31
                                                  ------------------------------------------------------------
                                                     2007         2006         2005         2004          2003
Net asset value, beginning of period               $31.32       $26.15       $23.23       $19.78        $16.70
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.40        $0.56        $0.12        $0.12         $0.09
  Net realized and unrealized gain (loss)
  on investments and foreign currency                4.62         5.78         2.85         3.33          2.99
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    $5.02        $6.34        $2.97        $3.45         $3.08
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.70)         $--       $(0.05)         $--           $--
  From net realized gain on investments             (3.31)       (1.17)          --           --            --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(4.01)      $(1.17)      $(0.05)         $--           $--
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $32.33       $31.32       $26.15       $23.23        $19.78
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             17.66        25.09        12.79        17.44(b)      18.44
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.21         1.20         1.30         1.26          1.40
Expenses after expense reductions (f)                1.21         1.20         1.30         1.26           N/A
Net investment income                                1.31         1.95         0.47         0.53          0.54
Portfolio turnover                                     27           39           39           41            52
Net assets at end of period (000 Omitted)         $77,689      $63,714      $41,493      $37,781       $22,467
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS J                                                                 YEARS ENDED 10/31
                                                  ------------------------------------------------------------
                                                     2007         2006         2005         2004          2003
Net asset value, beginning of period               $28.80       $24.36       $21.80       $18.74        $15.97
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.15        $0.24       $(0.11)      $(0.08)       $(0.09)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                4.18         5.37         2.67         3.14          2.86
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    $4.33        $5.61        $2.56        $3.06         $2.77
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.39)         $--          $--          $--           $--
  From net realized gain on investments             (3.31)       (1.17)          --           --            --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(3.70)      $(1.17)         $--          $--           $--
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $29.43       $28.80       $24.36       $21.80        $18.74
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          16.57        23.88        11.74        16.33(b)      17.35
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.16         2.15         2.25         2.22          2.34
Expenses after expense reductions (f)                2.16         2.15         2.25         2.22           N/A
Net investment income (loss)                         0.53         0.93        (0.47)       (0.39)        (0.53)
Portfolio turnover                                     27           39           39           41            52
Net assets at end of period (000 Omitted)         $13,864      $20,832      $19,136      $23,188       $24,701
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                 YEARS ENDED 10/31
                                                   -----------------------------------------------------------
                                                     2007         2006         2005         2004       2003(i)
Net asset value, beginning of period               $30.46       $25.59       $22.80       $19.51        $16.57
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.30        $0.40       $(0.01)       $0.01        $(0.05)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                4.43         5.64         2.81         3.28          2.99
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    $4.73        $6.04        $2.80        $3.29         $2.94
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.55)         $--       $(0.01)         $--           $--
  From net realized gain on investments             (3.31)       (1.17)          --           --            --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(3.86)      $(1.17)      $(0.01)         $--           $--
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $31.33       $30.46       $25.59       $22.80        $19.51
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             17.09        24.44        12.26        16.86(b)      17.74(n)
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.71         1.70         1.81         1.76          1.83(a)
Expenses after expense reductions (f)                1.71         1.70         1.81         1.76           N/A
Net investment income (loss)                         1.00         1.45        (0.03)        0.06         (0.29)(a)
Portfolio turnover                                     27           39           39           41            52
Net assets at end of period (000 Omitted)          $6,495      $13,909      $12,862       $5,994        $1,265
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R1                                             YEARS ENDED 10/31
                                                ---------------------------
                                                  2007       2006   2005(i)

Net asset value, beginning of period            $29.06     $24.61    $23.89
---------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment income (loss) (d)               $0.03      $0.21    $(0.15)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               29       5.41      0.87(g)
---------------------------------------------------------------------------
Total from investment operations                 $4.32      $5.62     $0.72
---------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------
  From net investment income                    $(0.47)       $--       $--
  From net realized gain on investments          (3.31)     (1.17)       --
---------------------------------------------------------------------------
Total distributions declared to shareholders    $(3.78)    $(1.17)      $--
---------------------------------------------------------------------------
Net asset value, end of period                  $29.60     $29.06    $24.61
---------------------------------------------------------------------------
Total return (%) (r)(s)                          16.38      23.68      3.01(n)
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------
Expenses before expense reductions (f)            2.33       2.40      2.50(a)
Expenses after expense reductions (f)             2.30       2.30      2.47(a)
Net investment income (loss)                      0.12       0.78     (1.06)(a)
Portfolio turnover                                  27         39        39
Net assets at end of period (000 Omitted)       $4,208     $1,348      $672
---------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2                                             YEARS ENDED 10/31
                                                ---------------------------
                                                  2007       2006   2005(i)

Net asset value, beginning of period            $29.22     $24.65    $23.89
---------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment income (loss) (d)               $0.17      $0.33    $(0.07)
  Net realized and unrealized gain (loss)
  on investments and foreign currency             4.27       5.41      0.83(g)
---------------------------------------------------------------------------
Total from investment operations                 $4.44      $5.74     $0.76
---------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------
  From net investment income                    $(0.53)       $--       $--
  From net realized gain on investments          (3.31)     (1.17)       --
---------------------------------------------------------------------------
Total distributions declared to shareholders    $(3.84)    $(1.17)      $--
---------------------------------------------------------------------------
Net asset value, end of period                  $29.82     $29.22    $24.65
---------------------------------------------------------------------------
Total return (%) (r)(s)                          16.79      24.14      3.18(n)
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------
Expenses before expense reductions (f)            2.02       2.09      2.21(a)
Expenses after expense reductions (f)             1.96       1.94      2.17(a)
Net investment income (loss)                      0.60       1.20     (0.56)(a)
Portfolio turnover                                  27         39        39
Net assets at end of period (000 Omitted)         $857       $575      $185
---------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                         YEARS ENDED 10/31
                                                  ----------------------------------------------
                                                     2007         2006         2005         2004
Net asset value, beginning of period               $30.27       $25.48       $22.76       $19.51
------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.14        $0.39       $(0.06)      $(0.03)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                4.52         5.57         2.78         3.28
------------------------------------------------------------------------------------------------
Total from investment operations                    $4.66        $5.96        $2.72        $3.25
------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                       $(0.54)         $--          $--          $--
  From net realized gain on investments             (3.31)       (1.17)          --           --
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(3.85)      $(1.17)         $--          $--
------------------------------------------------------------------------------------------------
Net asset value, end of period                     $31.08       $30.27       $25.48       $22.76
------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             16.94        24.22        11.95        16.66(b)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.88         1.94         2.06         2.00
Expenses after expense reductions (f)                1.85         1.84         2.05         2.00
Net investment income (loss)                         0.48         1.42        (0.25)       (0.15)
Portfolio turnover                                     27           39           39           41
Net assets at end of period (000 Omitted)         $21,364       $6,501       $3,032         $530
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4                                             YEARS ENDED 10/31
                                               ----------------------------
                                                  2007       2006   2005(i)

Net asset value, beginning of period            $30.71     $25.77    $24.90
---------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment income (d)                      $0.24      $0.04     $0.02
  Net realized and unrealized gain (loss)
  on investments and foreign currency             4.56       6.07      0.85(g)
---------------------------------------------------------------------------
Total from investment operations                 $4.80      $6.11     $0.87
---------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------
  From net investment income                    $(0.64)       $--       $--
  From net realized gain on investments          (3.31)     (1.17)       --
---------------------------------------------------------------------------
Total distributions declared to shareholders    $(3.95)    $(1.17)      $--
---------------------------------------------------------------------------
Net asset value, end of period                  $31.56     $30.71    $25.77
---------------------------------------------------------------------------
Total return (%) (r)(s)                          17.22      24.54      3.49(n)
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------
Expenses before expense reductions (f)            1.61       1.63      1.73(a)
Expenses after expense reductions (f)             1.61       1.63      1.73(a)
Net investment income                             0.81       0.14      0.13(a)
Portfolio turnover                                  27         39        39
Net assets at end of period (000 Omitted)      $14,293     $8,703       $84
---------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5                                             YEARS ENDED 10/31
                                                ---------------------------
                                                  2007       2006   2005(i)

Net asset value, beginning of period            $30.86     $25.81    $24.90
---------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment income (d)                      $0.05      $0.53     $0.08
  Net realized and unrealized gain (loss)
  on investments and foreign currency             4.87       5.69      0.83(g)
---------------------------------------------------------------------------
Total from investment operations                 $4.92      $6.22     $0.91
---------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------
  From net investment income                    $(0.67)       $--       $--
  From net realized gain on investments          (3.31)     (1.17)       --
---------------------------------------------------------------------------
Total distributions declared to shareholders    $(3.98)    $(1.17)      $--
---------------------------------------------------------------------------
Net asset value, end of period                  $31.80     $30.86    $25.81
---------------------------------------------------------------------------
Total return (%) (r)(s)                          17.58      24.95      3.65(n)
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------
Expenses before expense reductions (f)            1.31       1.29      1.44(a)
Expenses after expense reductions (f)             1.31       1.29      1.44(a)
Net investment income                             0.23       1.88      0.54(a)
Portfolio turnover                                  27         39        39
Net assets at end of period (000 Omitted)       $5,297        $65       $52
---------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - JPMorgan Chase and Co. ("Chase"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders is as follows:

                                                 10/31/07       10/31/06

          Ordinary income (including
          any short-term capital gains)       $24,331,408            $--
          Long-term capital gain               72,806,195     30,242,089
          --------------------------------------------------------------
          Total distributions                 $97,137,603    $30,242,089

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/07

          Cost of investments                               $574,883,980
          --------------------------------------------------------------
          Gross appreciation                                $222,915,135
          Gross depreciation                                 (10,492,306)
          --------------------------------------------------------------
          Net unrealized appreciation (depreciation)        $212,422,829
          Undistributed ordinary income                        6,796,144
          Undistributed long-term capital gain                74,137,093
          Other temporary differences                           (201,713)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average daily net assets              0.90%
          Next $1 billion of average daily net assets               0.75%
          Average daily net assets in excess of $2 billion          0.65%

The management fee incurred for the year ended October 31, 2007 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $56,550 for the year ended October 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.25%          $1,212,014
Class B                             0.75%              0.25%              1.00%             1.00%           1,253,667
Class C                             0.75%              0.25%              1.00%             1.00%             463,494
Class J (f)                         0.70%              0.25%              0.95%             0.95%             160,200
Class R                             0.25%              0.25%              0.50%             0.50%              60,610
Class R1                            0.50%              0.25%              0.75%             0.75%              15,984
Class R2                            0.25%              0.25%              0.50%             0.50%               3,308
Class R3                            0.25%              0.25%              0.50%             0.50%              59,044
Class R4                               --              0.25%              0.25%             0.25%              28,996
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $3,257,317

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October
    31, 2007 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.
(f) Includes fees that MFD pays to financial intermediaries and for services rendered as the fund's agent company in
    Japan.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2007, were as follows:

                                                AMOUNT

              Class A                          $25,391
              Class B                           86,532
              Class C                            3,852

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2007, the fee was $417,531, which equated to 0.0532% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended October 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,015,261. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended October 31, 2007 was equivalent to an annual effective rate of 0.0181% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended October 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                          BEGINNING OF                        ANNUAL
                        PERIOD THROUGH      EFFECTIVE      EFFECTIVE       TOTAL
                               3/31/07        4/01/07       RATE (g)      AMOUNT

Class R1                         0.45%          0.35%          0.35%      $8,101
Class R2                         0.40%          0.25%          0.25%       2,066
Class R3                         0.25%          0.15%          0.15%      20,826
Class R4                         0.15%          0.15%          0.15%      17,398
Class R5                         0.10%          0.10%          0.10%         825
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $49,216

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended October 31, 2007, the waiver amounted to $4,166 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $3,140. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $5,022. Both amounts are included in independent trustees' compensation for the year ended October 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $59,416 at October 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended October 31, 2007, the fee paid to Tarantino LLC was $4,958. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,859, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on these investments is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $212,821,986 and $317,484,969, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 YEAR ENDED                       YEAR ENDED
                                                  10/31/07                         10/31/06
                                          SHARES           AMOUNT          SHARES           AMOUNT
Shares sold
  Class A                                5,900,973      $176,183,231      4,014,938      $112,614,919
  Class B                                  677,507        18,985,639      1,117,767        29,668,548
  Class C                                  515,901        14,204,128        334,540         8,801,328
  Class I                                2,910,442        89,489,888        740,812        21,189,033
  Class J                                  103,103         2,737,728        406,812        10,632,135
  Class R                                  107,418         3,155,031        130,060         3,590,592
  Class R1                                 169,658         4,723,308         24,270           651,059
  Class R2                                  49,169         1,372,161         14,979           394,125
  Class R3                                 829,854        24,183,937        194,822         5,377,457
  Class R4                                 632,877        18,608,644        334,485         9,358,083
  Class R5                                 165,209         4,969,637              3                75
-----------------------------------------------------------------------------------------------------
                                        12,062,111      $358,613,332      7,313,488      $202,277,354

Shares issued to shareholders in
reinvestment of distributions
  Class A                                1,989,079       $56,092,016        665,004       $17,230,263
  Class B                                  602,942        16,080,479        259,668         6,406,014
  Class C                                  186,638         4,863,794         59,990         1,452,354
  Class I                                  291,576         8,365,321         72,189         1,898,578
  Class J                                      318             8,366            104             2,514
  Class R                                   61,699         1,722,626         22,642           581,662
  Class R1                                   7,044           186,803          1,278            31,501
  Class R2                                   3,263            86,930            359             8,875
  Class R3                                  30,200           837,442          6,224           159,128
  Class R4                                  39,817         1,118,849            154             4,035
  Class R5                                     296             8,356             90             2,344
-----------------------------------------------------------------------------------------------------
                                         3,212,872       $89,370,982      1,087,702       $27,777,268

Shares reacquired
  Class A                               (8,031,087)    $(240,337,804)    (5,186,638)    $(144,690,837)
  Class B                               (2,642,389)      (74,013,843)    (2,607,195)      (69,055,673)
  Class C                                 (400,816)      (10,974,899)      (351,895)       (9,109,603)
  Class I                               (2,833,772)      (87,042,982)      (364,947)      (10,359,697)
  Class J                                 (355,680)       (9,976,628)      (469,057)      (12,408,367)
  Class R                                 (418,476)      (12,450,507)      (198,638)       (5,485,858)
  Class R1                                 (80,932)       (2,225,760)        (6,472)         (168,490)
  Class R2                                 (43,371)       (1,199,260)        (3,184)          (88,631)
  Class R3                                (387,342)      (11,126,514)      (105,297)       (2,850,074)
  Class R4                                (503,165)      (14,783,712)       (54,566)       (1,562,853)
  Class R5                                    (993)          (30,831)            (3)              (77)
-----------------------------------------------------------------------------------------------------
                                       (15,698,023)    $(464,162,740)    (9,347,892)    $(255,780,160)

Net change
  Class A                                 (141,035)      $(8,062,557)      (506,696)     $(14,845,655)
  Class B                               (1,361,940)      (38,947,725)    (1,229,760)      (32,981,111)
  Class C                                  301,723         8,093,023         42,635         1,144,079
  Class I                                  368,246        10,812,227        448,054        12,727,914
  Class J                                 (252,259)       (7,230,534)       (62,141)       (1,773,718)
  Class R                                 (249,359)       (7,572,850)       (45,936)       (1,313,604)
  Class R1                                  95,770         2,684,351         19,076           514,070
  Class R2                                   9,061           259,831         12,154           314,369
  Class R3                                 472,712        13,894,865         95,749         2,686,511
  Class R4                                 169,529         4,943,781        280,073         7,799,265
  Class R5                                 164,512         4,947,162             90             2,342
-----------------------------------------------------------------------------------------------------
                                          (423,040)     $(16,178,426)      (946,702)     $(25,725,538)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended October 31, 2007, the fund's commitment fee and interest expense were $4,065 and $3,098, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN UNDERLYING FUNDS -- AFFILIATED ISSUERS

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purpose of this report, the fund assumes the following to be affiliated issuers:

                                             BEGINNING      ACQUISITIONS    DISPOSITIONS      ENDING
                                             SHARES/PAR      SHARES/PAR      SHARES/PAR     SHARES/PAR
UNDERLYING FUNDS                               AMOUNT          AMOUNT          AMOUNT         AMOUNT
MFS Institutional Money Market Portfolio         --          69,871,048      58,334,771     11,536,277

                                              REALIZED      CAPITAL GAIN      DIVIDEND        ENDING
UNDERLYING FUNDS                            GAIN (LOSS)    DISTRIBUTIONS       INCOME         VALUE
MFS Institutional Money Market Portfolio        $--             $--            $83,601     $11,536,277
------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VI and Shareholders of
MFS Global Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Equity Fund (the Fund), (one of the portfolios comprising MFS Series Trust VI), including the portfolio of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Equity Fund at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                       /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 14, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS DURING
                              POSITION(S) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH               WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------           ----------------     ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment
                                                                      Officer and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School
                                                                      (education), Senior Lecturer
                                                                      (since 2006); Secretary of
                                                                      Economic Affairs, The Commonwealth
                                                                      of Massachusetts (January 2002 to
                                                                      December 2002); Fidelity
                                                                      Investments, Vice Chairman (June
                                                                      2000 to December 2001); Fidelity
                                                                      Management & Research Company
                                                                      (investment adviser), President
                                                                      (March 1997 to July 2001); Bell
                                                                      Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications),
                                                                      Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                        Chief of Cardiac Surgery (2005);
                                                                      Harvard Medical School, Professor
                                                                      of Cardiac Surgery; Physician
                                                                      Director of Medical Device
                                                                      Technology for Partners HealthCare

David H. Gunning            Trustee                January 2004       Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                        (mining products and service
                                                                      provider), Vice Chairman/Director
                                                                      (until May 2007); Portman Limited
                                                                      (mining), Director (since 2005);
                                                                      Encinitos Ventures (private
                                                                      investment company), Principal
                                                                      (1997 to April 2001); Lincoln
                                                                      Electric Holdings, Inc. (welding
                                                                      equipment manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman;
                                                                      Atlantic Coast Tan (tanning
                                                                      salons), Vice Chairman (since
                                                                      2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc.
(born 9/23/38)                                                        (acquisition planning
                                                                      specialists), President; Wellfleet
                                                                      Investments (investor in health
                                                                      care companies), Managing General
                                                                      Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional
                                                                      nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         New Profit, Inc. (venture
(born 8/05/57)                                                        philanthropy), Partner (since
                                                                      2006); Private investor; Prism
                                                                      Venture Partners (venture
                                                                      capital), Co-founder and General
                                                                      Partner (until June 2004); The
                                                                      Travelers Companies (commercial
                                                                      property liability insurance),
                                                                      Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant
                                                                      to investment company industry
                                                                      (since 2000); TT International
                                                                      Funds (mutual fund complex),
                                                                      Trustee (2000 until 2005);
                                                                      Hillview Investment Trust II Funds
                                                                      (mutual fund complex), Trustee
                                                                      (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer
                                                                      (since March 2004) Chief
                                                                      Compliance Officer (since December
                                                                      2006); Fidelity Management &
                                                                      Research Company, Vice President
                                                                      (prior to March 2004); Fidelity
                                                                      Group of Funds, President and
                                                                      Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP,
                                                                      Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since
                                                                      June 2005); JP Morgan Investor
                                                                      Services, Vice President (prior to
                                                                      June 2005)

Timothy M. Fagan(k)         Assistant Secretary    September 2005     Massachusetts Financial Services
(born 7/10/68)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since September 2005);
                                                                      John Hancock Advisers, LLC, Vice
                                                                      President and Chief Compliance
                                                                      Officer (September 2004 to August
                                                                      2005), Senior Attorney (prior to
                                                                      September 2004); John Hancock
                                                                      Group of Funds, Vice President and
                                                                      Chief Compliance Officer
                                                                      (September 2004 to December 2004)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock
                                                                      Advisers, LLC, Senior Vice
                                                                      President, Secretary and Chief
                                                                      Legal Officer (prior to April
                                                                      2005); John Hancock Group of
                                                                      Funds, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm),
                                                                      Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary
                                                                      (since January 2006); Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (law firm), Partner (prior to
                                                                      January 2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice
                                                                      President (April 2003 to June
                                                                      2004); David L. Babson & Co.
                                                                      (investment adviser), Managing
                                                                      Director, Chief Administrative
                                                                      Officer and Director (prior to
                                                                      March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid
    Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741               One Chase Manhattan Plaza
                                                         New York, New York 10081
DISTRIBUTOR
MFS Fund Distributors, Inc.                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
500 Boylston Street, Boston, MA 02116-3741               Ernst & Young LLP
                                                         200 Clarendon Street, Boston, MA 02116
PORTFOLIO MANAGERS
David Mannheim
Simon Todd

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that, according to the Lipper data, the Fund's effective advisory fee rate was higher than the Lipper expense group median, and the Fund's total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to breakpoints that reduce the Fund's advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                 Public Reference Room
                 Securities and Exchange Commission
                 100 F Street, NE, Room 1580
                 Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

For corporate shareholders, 25.36% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

The fund designates $90,684,955 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $8,253,455. The fund intends to pass through foreign tax credits of $629,489 for the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to the series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended October 31, 2007 and 2006, audit fees billed to the Funds by E&Y were as follows:

                                                      AUDIT FEES
  FEES BILLED BY E&Y:                             2007           2006
                                                  ----           ----
       MFS Global Equity Fund                   42,140         38,825
       MFS Global Total Return Fund             47,880         44,160
       MFS Utilities Fund                       38,645         33,580
                                                ------         ------
       TOTAL                                   128,665        116,565

For the fiscal years ended October 31, 2007 and 2006, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY E&Y:                    2007           2006           2007          2006           2007           2006
                                         ----           ----           ----          ----           ----           ----
       To MFS Global Equity                0              0           8,568          8,642            0            144
       Fund
       To MFS Global Total                 0              0           9,674          9,632            0            144
       Return Fund
       To MFS Utilities Fund               0              0           7,940          8,092            0            144
                                         ---            ---           -----          -----          ---            ---
       TOTAL FEES BILLED BY E&Y            0              0           26,182        26,366            0            432
       TO ABOVE FUNDS

       To MFS and MFS Related              0              0             0           15,500            0             0
       Entities of MFS Global
       Equity Fund*
       To MFS and MFS Related              0              0             0           15,500            0             0
       Entities of MFS Global
       Total Return Fund*
       To MFS and MFS Related              0              0             0           15,500            0             0
       Entities of MFS Utilities
       Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:

                                          2007                         2006
                                          ----                         ----
       To MFS Global Equity             209,584                       98,655
       Fund, MFS and MFS
       Related Entities#

       To MFS Global Total Fund,        210,690                       99,645
       MFS and MFS Related
       Entities#

      To MFS Utilities Fund,            208,956                       98,105
       MFS and MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI
             ------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 14, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 14, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.